                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




            Investment Company Act file number 811-09303 & 811-09923
                                               ----------------------



             KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)



                                 16 NEW BROADWAY
                             SLEEPY HOLLOW, NY 10591
                             -----------------------
               (Address of principal executive offices) (Zip code)



                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                               -------------------
                     (Name and address of agent for service)



                                 (800) 930-3828
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: DECEMBER 31, 2004
                         ------------------



Date of reporting period: DECEMBER 31, 2004
                          ------------------

ITEM 1. REPORT TO STOCKHOLDERS.


                         DECEMBER 31, 2004 WWW.KINETICSFUNDS.COM



                         ANNUAL REPORT



                         The INTERNET Fund



                         The INTERNET EMERGING GROWTH Fund



                         The PARADIGM Fund



                         The MEDICAL Fund



                         The SMALL CAP OPPORTUNITIES Fund



                         The KINETICS GOVERNMENT MONEY MARKET Fund



                          EACH A SERIES OF KINETICS MUTUAL FUNDS, INC.

[KINETICS MUTUAL FUNDS, INC. LOGO]

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 December 31, 2004

                                                              PAGE
                                                              ----
Shareholders' Letter........................................    2
Year 2004 Annual Market Commentary..........................    5
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Expense Example...........................................   15
  Statement of Assets & Liabilities.........................   18
  Statement of Operations...................................   21
  Statements of Changes in Net Assets.......................   24
  Notes to Financial Statements.............................   30
  Financial Highlights......................................   40
  Report of Independent Registered Public Accounting Firm...   53
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Allocation of Portfolio Assets............................   54
  Portfolio of Investments The Internet Portfolio...........   57
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   63
  Portfolio of Investments The Paradigm Portfolio...........   67
  Portfolio of Investments The Medical Portfolio............   75
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   79
  Portfolio of Investments The Kinetics Government Money
     Market Portfolio.......................................   85
  Portfolio of Options Written The Internet Portfolio.......   86
  Portfolio of Options Written The Internet Emerging Growth
     Portfolio..............................................   87
  Portfolio of Options Written The Medical Portfolio........   88
  Statement of Assets & Liabilities.........................   89
  Statement of Operations...................................   92
  Statements of Changes in Net Assets.......................   95
  Notes to Financial Statements.............................   98
  Report of Independent Registered Public Accounting Firm...  109

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Shareholders,

     The year 2004 was financially positive for investors in our funds. Such an occurrence brings to mind this P.T. Barnum quote: "look around you with pleasure, look upwards with gratitude." We are appreciative of the capital entrusted to us, and we will endeavor to make your future investment experience a pleasant one. Our investor base has been a constant source of goodwill, and for that we are truly thankful.

     Unlike most things in life, problems in finance occur when most people are in positive agreement, since agreement in finance changes the rate at which future cash flows are discounted. To paraphrase Franklin
     Roosevelt: The only thing to fear is the lack of fear itself. The earnings of a company about which there is no disagreement are discounted at a very low rate. Conversely, the earnings of a company about which there is much disagreement are discounted at a very high rate. That is why, as stated in the past letters, we believe the best opportunities in financial assets occur when one maintains a position that is out of favor with the general investment community.

     Our success or failure in an investment will ultimately be determined by our assessment of that company's underlying business operations. We regard ourselves as business analysts, rather than stock analysts. A concentrated focus on the businesses themselves presents a much clearer understanding of how a given investment will fare over time. For example, owners of private enterprises do not need a publicly-traded stock to know that the companies they own are enriching them. A quoted stock price should be used to determine whether the outside investment community is doing something intelligent or foolish, so as to act accordingly.

     OUTLOOK 2005

     As bottom-up stock pickers, we have no opinion regarding the direction of the stock market in 2005. We do, however, have two principal concerns that could make 2005 an unrewarding experience for the common investor. First, as of today, the financial services sector accounts for approximately 30% of the S&P 500's(1) profits, excluding such companies as General Electric, Ford and General Motors, etc., which have substantial exposure to financial products. Historically, the financial services sector has accounted for approximately 7% of the S&P 500's profits. The reason for this over fourfold increase has been largely the result of what is generally known as the "carry trade", where companies borrow short term and lend longer term. Real interest rates for short-term borrowers have been negative. Such an environment encourages leverage and speculation. More recently, as short-term rates have risen, and the yield curve has flattened, the profitability of this carry trade has declined. The response by many financial services companies has been to use additional leverage to maintain earnings growth. Should this trade reverse itself, which seems inevitable, many companies' earnings will decline precipitously. The 2005 Price to Earnings Ratio (P/E)(2) multiple for the S&P 500 Index is considered reasonable because many financial companies trade at 11 or 12 times earnings. Excluding financial services companies, the market is trading at very high valuation levels. Cyclical companies, such as Caterpillar, are trading at 17 or 18 times peak earnings. More growth-oriented companies are trading at forward P/E multiples in the 20s.

     Our second concern is with the generally optimistic consensus forecast for 2005 Gross Domestic Product (GDP) growth of 3.5%. Based on readily available data, such as those found in "Barron's Market Week Section", it seems difficult to believe that the consensus will be achieved. The general argument for this growth is as follows: since the Federal government is not in a position to stimulate, because of the existing large deficits, and since the Federal Reserve is tightening, GDP growth will be fueled by job creation. Economists are forecasting the creation of approximately 4 million new jobs in 2005, or between 330,000 and 340,000 new jobs monthly, which will account for something on the order of 2.5% to 3% of GDP growth. Productivity gains will account for the balance, so as to achieve the consensus number of 3.5%.

     Facts: the total U.S. labor force is 148.3 million, of which 140 million are employed and 8 million are unemployed; the current unemployment rate is 5.4%. If the labor force were to grow at the same rate as the general population (.9%), then

     1,332,000 new entrants, or 111,000 entrants per month, would be available to fill the expected 4 million new jobs that economists are expecting to be created during 2005, meaning that approximately 220,000 monthly jobs (330,000-111,000) would have to be filled from the ranks of the unemployed. Should job creation be able to maintain this pace, in 34 months the U.S. would experience zero unemployment, a highly unrealistic scenario. More likely, job creation will match population growth, and productivity gains will result in GDP growth substantially below consensus estimates. 2% GDP growth is more compatible with a corporate earnings growth rate of approximately 5%, which implies a lackluster environment for the typical stock, should valuations be maintained.

     We at Kinetics are cognizant of the environment in which we operate and continue to strive to find investments that might do well in a richly-priced investment environment. We believe this focus can benefit our shareholders and should continue to distinguish us favorably both from our peers and from commonly used benchmarks, such as the S&P 500 and the NASDAQ Composite Index(3).

   /s/ Peter B. Doyle
     Peter B. Doyle
     President
     Kinetics Mutual Funds, Inc.

------------------

(1) The S&P Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
(2) The Price to Earnings (P/E) Ratio reflects the multiple of earnings at which a stock sells.
(3) The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

 KINETICS MUTUAL FUNDS, INC.
 YEAR 2004 ANNUAL MARKET COMMENTARY

     Dear Fellow Shareholders,

     We are pleased to present the Kinetics Mutual Funds annual report for the period ended December 31, 2004. On balance, the Kinetics Family of Mutual Funds had a prosperous 2004, with gains of 20.84% for the Paradigm Fund, 16.40% for the Small Cap Opportunities Fund, 10.06% for the Internet Fund, 7.67% for the Internet Emerging Growth Fund, and 6.96% for the Medical Fund. This compares with the 2004 total returns, assuming dividends reinvested in the index, of 10.88% for the S&P 500 Index and 8.59% for the NASDAQ Composite Index, assuming no dividends were reinvested.

     We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

     Kinetics offers the following funds to investors:

     THE INTERNET FUND is a sector fund that focuses on companies engaged in the evolution of Internet-related technology. As a sector fund with a focus on Internet/technology, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one's equity exposure. We view this Fund's holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their early promise. However, we expect that over time some small percentage will develop into excellent investments, allowing the Fund to produce overall satisfactory, albeit lumpy, investment results.

     THE INTERNET EMERGING GROWTH FUND focuses upon early life cycle companies that are positioned on the edge of the curve in the evolution on Internet-related technology. The statements made about the Internet Fund are equally applicable to this Fund.

     THE PARADIGM FUND focuses on companies that currently have, or which should soon have, sustainable high returns on equity. The

     Fund has produced attractive returns over the last five years in what may be described as a very difficult period for equity investors. The Paradigm Fund is Kinetics' most conservative Fund.

     THE MEDICAL FUND is a sector fund, offering an investment in scientific discovery within what we believe is a promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

     THE SMALL CAP OPPORTUNITIES FUND focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results.

     THE KINETICS GOVERNMENT MONEY MARKET FUND is a short-term investment vehicle that helps to round out our equity product offerings.

   /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist

     DISCLOSURE
     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROGRAM, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. BECAUSE THE FUNDS [OTHER THAN THE PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY OR GEOGRAPHIC REGION, THEIR SHARES ARE SUBJECT TO A HIGHER DEGREE OF RISK THAN FUNDS WITH A HIGHER LEVEL OF DIVERSIFICATION. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION THAT IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER, MORE WELL ESTABLISHED, COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE KINETICS MUTUAL FUNDS PURSUE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     THE INFORMATION CONCERNING THE FUNDS INCLUDED IN THE SHAREHOLDER REPORT CONTAINS CERTAIN FORWARD-LOOKING STATEMENTS ABOUT

     THE FACTORS THAT MAY AFFECT THE PERFORMANCE OF THE FUNDS IN THE FUTURE. THESE STATEMENTS ARE BASED ON FUND MANAGEMENT'S PREDICTIONS AND EXPECTATIONS CONCERNING CERTAIN FUTURE EVENTS AND THEIR EXPECTED IMPACT ON THE FUNDS, SUCH AS PERFORMANCE OF THE ECONOMY AS A WHOLE AND OF SPECIFIC INDUSTRY SECTORS, CHANGES IN THE LEVELS OF INTEREST RATES, THE IMPACT OF DEVELOPING WORLD EVENTS, AND OTHER FACTORS THAT MAY INFLUENCE THE FUTURE PERFORMANCE OF THE FUNDS. MANAGEMENT BELIEVES THESE FORWARD-LOOKING STATEMENTS TO BE REASONABLE, ALTHOUGH THEY ARE INHERENTLY UNCERTAIN AND DIFFICULT TO PREDICT. ACTUAL EVENTS MAY CAUSE ADJUSTMENTS IN PORTFOLIO MANAGEMENT STRATEGIES FROM THOSE CURRENTLY EXPECTED TO BE EMPLOYED.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR, INC. IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     (C)JANUARY 1, 2005 -- KINETICS ASSET MANAGEMENT, INC.

   HOW A $10,000 INVESTMENT HAS GROWN:

   The charts show the growth of a $10,000 investment in the Funds as compared to the performance of two representative market indices. The tables below the charts show the average annual total returns on an investment over various periods. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions, however, tax considerations are not taken into account. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original costs.

   S&P 500 INDEX -- The S&P 500 Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of dividends and does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise the S&P 500 may differ substantially from the securities in the Funds' portfolios. It is not possible to directly invest in an index.

   NASDAQ COMPOSITE INDEX -- The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ Composite is unmanaged and does not include the reinvestment of dividends and does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the NASDAQ Composite may differ substantially from the securities in the Funds' portfolios. It is not possible to directly invest in an index.

                               THE INTERNET FUND
                     OCTOBER 21, 1996 -- DECEMBER 31, 2004
[GRAPH]

                                                 THE INTERNET FUND -- NO
                                                       LOAD CLASS                    S&P 500                NASDAQ COMPOSITE
                                                 -----------------------             -------                ----------------
10/21/96                                                 10000.00                   10000.00                    10000.00
12/96                                                     9420.00                   10466.00                    10396.00
                                                          7420.00                   10746.00                     9842.00
                                                          8780.00                   12623.00                    11636.00
                                                         11020.00                   13568.00                    13614.00
12/97                                                    10620.00                   13958.00                    12698.00
                                                         13700.00                   15905.00                    14860.00
                                                         19000.00                   16430.00                    15353.00
                                                         17140.00                   14796.00                    13739.00
12/98                                                    31451.00                   17947.00                    17803.00
                                                         60720.00                   18841.00                    20001.00
                                                         67002.00                   20169.00                    21844.00
                                                         59260.00                   18910.00                    22348.00
12/99                                                    99542.00                   21723.00                    33137.00
                                                        107628.00                   22221.00                    37250.00
                                                         71659.00                   21631.00                    32321.00
                                                         65093.00                   21421.00                    29944.00
12/00                                                    48280.00                   19745.00                    20153.00
                                                         44837.00                   17404.00                    15023.00
                                                         49300.00                   18423.00                    17656.00
                                                         39873.00                   15719.00                    12253.00
12/01                                                    43636.00                   17398.00                    15958.00
                                                         41574.00                   17446.00                    15112.00
                                                         35869.00                   15109.00                    11994.00
                                                         30865.00                   12489.00                     9617.00
12/02                                                    33407.00                   13553.00                    10970.00
                                                         34168.00                   13126.00                    11035.00
                                                         42355.00                   15147.00                    13365.00
                                                         43356.00                   15548.00                    14731.00
12/03                                                    51516.00                   19365.00                    17595.00
                                                         45242.00                   17760.00                    16129.00
                                                         45563.00                   18066.00                    16562.00
                                                         45362.00                   17729.00                    15342.00
12/04                                                    51516.00                   19365.00                    17595.00

                                                       ENDED 12/31/04
                               ---------------------------------------------------------------
                                          ADVISOR         ADVISOR
                               NO LOAD    CLASS A         CLASS A                     NASDAQ
                                CLASS    (NO LOAD)   (LOAD ADJUSTED)(1)   S&P 500    COMPOSITE
----------------------------------------------------------------------------------------------
One Year                        10.06%     9.95%            3.61%          10.88%       8.59%
----------------------------------------------------------------------------------------------
Three Years                      5.69%     4.97%            2.93%           3.59%       3.71%
----------------------------------------------------------------------------------------------
Five Years                     -12.34%      N/A              N/A           -2.30%     -11.77%
----------------------------------------------------------------------------------------------
Since Inception
  No Load Class
  (10/21/96)                    22.12%      N/A              N/A            8.40%       7.14%
----------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)                       N/A      1.87%            0.26%           1.17%       1.83%
----------------------------------------------------------------------------------------------

(1) Reflects front-end sales charge of 5.75%.

                       THE INTERNET EMERGING GROWTH FUND
                     DECEMBER 31, 1999 -- DECEMBER 31, 2004
[GRAPH]

                                                  THE INTERNET EMERGING
                                                       GROWTH FUND                   S&P 500                NASDAQ COMPOSITE
                                                  ---------------------              -------                ----------------
12/31/99                                                10000.00                    10000.00                    10000.00
                                                        10770.00                    10229.00                    11237.00
6/00                                                     7060.00                     9958.00                     9746.00
                                                         5960.00                     9861.00                     9026.00
12/00                                                    3690.00                     9090.00                     6071.00
                                                         3740.00                     8012.00                     4522.00
6/01                                                     4030.00                     8481.00                     5309.00
                                                         3700.00                     7236.00                     3683.00
12/01                                                    4300.00                     8009.00                     4793.00
                                                         4000.00                     8031.00                     4535.00
6/02                                                     3540.00                     6955.00                     3596.00
                                                         3080.00                     5754.00                     2880.00
12/02                                                    3240.00                     6239.00                     3282.00
                                                         3190.00                     6043.00                     3296.00
6/03                                                     3730.00                     6973.00                     3988.00
                                                         4300.00                     7157.00                     4391.00
12/03                                                    4327.00                     8029.00                     4923.00
                                                         4246.00                     8165.00                     4901.00
6/04                                                     4327.00                     8305.00                     5032.00
                                                         4125.00                     8150.00                     4661.00
12/04                                                    4659.00                     8902.00                     5346.00

                                                                ENDED 12/31/04
                                                         -----------------------------
                                                                              NASDAQ
                                                          FUND     S&P 500   COMPOSITE
--------------------------------------------------------------------------------------
One Year                                                   7.67%   10.88%       8.59%
--------------------------------------------------------------------------------------
Three Years                                                2.71%    3.59%       3.71%
--------------------------------------------------------------------------------------
Five Years                                               -14.17%   -2.30%     -11.77%
--------------------------------------------------------------------------------------
Since Inception
  (12/31/99)                                             -14.14%   -2.30%     -11.77%
--------------------------------------------------------------------------------------

                               THE PARADIGM FUND
                     DECEMBER 31, 1999 -- DECEMBER 31, 2004
[GRAPH]

                                                  THE PARADIGM FUND-NO
                                                       LOAD CLASS                    S&P 500                NASDAQ COMPOSITE
                                                  --------------------               -------                ----------------
12/31/99                                                10000.00                    10000.00                    10000.00
                                                        10200.00                    10229.00                    11237.00
6/00                                                     8920.00                     9958.00                     9746.00
                                                         9370.00                     9861.00                     9026.00
12/00                                                   10400.00                     9090.00                     6071.00
                                                        10200.00                     8012.00                     4522.00
6/01                                                    10910.00                     8481.00                     5309.00
                                                        10150.00                     7236.00                     3683.00
12/01                                                   10610.00                     8009.00                     4793.00
                                                        11000.00                     8031.00                     4535.00
6/02                                                    10670.00                     6955.00                     3596.00
                                                         9730.00                     5754.00                     2880.00
12/02                                                   10120.00                     6239.00                     3282.00
                                                        10130.00                     6043.00                     3296.00
6/03                                                    12220.00                     6973.00                     3988.00
                                                        12870.00                     7157.00                     4391.00
12/03                                                   14964.00                     8029.00                     4923.00
                                                        15215.00                     8165.00                     4901.00
6/04                                                    15266.00                     8305.00                     5032.00
                                                        15868.00                     8150.00                     4661.00
12/04                                                   18084.00                     8902.00                     5346.00

                                                    ENDED 12/31/04
                       ------------------------------------------------------------------------
                                  ADVISOR         ADVISOR
                       NO LOAD    CLASS A         CLASS A         ADVISOR              NASDAQ
                        CLASS    (NO LOAD)   (LOAD ADJUSTED)(1)   CLASS C   S&P 500   COMPOSITE
-----------------------------------------------------------------------------------------------
One Year               20.84%     20.63%           13.73%         20.08%    10.88%       8.59%
-----------------------------------------------------------------------------------------------
Three Years            19.45%     19.19%           16.89%           N/A      3.59%       3.71%
-----------------------------------------------------------------------------------------------
Five Years             12.58%       N/A              N/A            N/A     -2.30%     -11.77%
-----------------------------------------------------------------------------------------------
Since Inception No
  Load Class
  (12/31/99)           12.56%       N/A              N/A            N/A     -2.30%     -11.77%
-----------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)              N/A      15.83%           14.04%           N/A      1.17%       1.83%
-----------------------------------------------------------------------------------------------
Since Inception
  Advisor Class C
  (06/28/02)             N/A        N/A              N/A          22.43%    10.34%      17.12%
-----------------------------------------------------------------------------------------------

(1) Reflects front-end sales charge of 5.75%.

                                THE MEDICAL FUND
                    SEPTEMBER 30, 1999 -- DECEMBER 31, 2004
[GRAPH]

                                                  THE MEDICAL FUND - NO
                                                       LOAD CLASS                    S&P 500                NASDAQ COMPOSITE
                                                  ---------------------              -------                ----------------
9/30/99                                                 10000.00                    10000.00                    10000.00
                                                        16910.00                    11751.00                    16652.00
6/00                                                    19360.00                    11439.00                    14442.00
                                                        21130.00                    11328.00                    13374.00
12/00                                                   20980.00                    10442.00                     8996.00
                                                        18100.00                     9204.00                     6701.00
6/01                                                    19140.00                     9743.00                     7867.00
                                                        17520.00                     8313.00                     5458.00
12/01                                                   18091.00                     9201.00                     7102.00
                                                        16518.00                     9226.00                     6720.00
6/02                                                    13273.00                     7990.00                     5328.00
                                                        12010.00                     6610.00                     4268.00
12/02                                                   12819.00                     7167.00                     4863.00
                                                        12960.00                     6942.00                     4884.00
6/03                                                    15126.00                     8010.00                     5909.00
                                                        15076.00                     8222.00                     6507.00
12/03                                                   15791.00                     9223.00                     7295.00
                                                        15802.00                     9380.00                     7262.00
6/04                                                    15912.00                     9541.00                     7457.00
                                                        15721.00                     9363.00                     6907.00
12/04                                                   16890.00                    10227.00                     7922.00

                                                       ENDED 12/31/04
                               --------------------------------------------------------------
                                          ADVISOR         ADVISOR
                               NO LOAD    CLASS A         CLASS A                    NASDAQ
                                CLASS    (NO LOAD)   (LOAD ADJUSTED)(1)   S&P 500   COMPOSITE
---------------------------------------------------------------------------------------------
One Year                        6.96%      6.59%            0.49%         10.88%       8.59%
---------------------------------------------------------------------------------------------
Three Years                    -2.26%     -2.70%           -4.58%          3.59%       3.71%
---------------------------------------------------------------------------------------------
Five Years                      4.82%       N/A              N/A          -2.30%     -11.77%
---------------------------------------------------------------------------------------------
Since Inception
  No Load Class
  (9/30/99)                    10.48%       N/A              N/A           0.43%      -4.34%
---------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)                      N/A      -2.49%           -4.03%          1.17%       1.83%
---------------------------------------------------------------------------------------------

(1) Reflects front-end sales charge of 5.75%.

                        THE SMALL CAP OPPORTUNITIES FUND
                      MARCH 20, 2000 -- DECEMBER 31, 2004
[GRAPH]

                                                      THE SMALL CAP
                                                 OPPORTUNITIES FUND - NO
                                                       LOAD CLASS                    S&P 500                NASDAQ COMPOSITE
                                                 -----------------------             -------                ----------------
3/20/00                                                 10000.00                    10000.00                    10000.00
                                                         9900.00                    10290.00                     9919.00
6/00                                                    10210.00                    10016.00                     8603.00
                                                        10970.00                     9919.00                     7967.00
12/00                                                   11100.00                     9143.00                     5359.00
                                                        12180.00                     8059.00                     3992.00
6/01                                                    13940.00                     8531.00                     4687.00
                                                        12610.00                     7279.00                     3251.00
12/01                                                   14500.00                     8057.00                     4231.00
                                                        14610.00                     8079.00                     4003.00
6/02                                                    13680.00                     6996.00                     3174.00
                                                        10730.00                     5788.00                     2542.00
12/02                                                   10110.00                     6276.00                     2897.00
                                                        10915.00                     6078.00                     2909.00
6/03                                                    12738.00                     7014.00                     3520.00
                                                        14581.00                     7200.00                     3876.00
12/03                                                   16834.00                     8076.00                     4346.00
                                                        16681.00                     8213.00                     4326.00
6/04                                                    17352.00                     8354.00                     4442.00
                                                        17230.00                     8198.00                     4115.00
12/04                                                   19594.00                     8955.00                     4719.00

                                                        ENDED 12/31/04
                                --------------------------------------------------------------
                                           ADVISOR         ADVISOR
                                NO LOAD    CLASS A         CLASS A                    NASDAQ
                                 CLASS    (NO LOAD)   (LOAD ADJUSTED)(1)   S&P 500   COMPOSITE
----------------------------------------------------------------------------------------------
One Year                         16.40%     16.17%           9.47%          10.88%      8.59%
----------------------------------------------------------------------------------------------
Three Years                      10.56%     10.33%           8.25%           3.59%      3.71%
----------------------------------------------------------------------------------------------
Since Inception
  No Load Class
  (3/20/00)                      15.08%       N/A             N/A           -2.28%    -14.53%
----------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (12/31/01)                       N/A      10.31%           8.25%           3.59%      3.71%
----------------------------------------------------------------------------------------------

(1) Reflects front-end sales charge of 5.75%.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 EXPENSE EXAMPLE
 December 31, 2004

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help one understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio's trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio's expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Although the Feeder Funds charge no transaction fees, a shareholder will be assessed fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund's transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund's transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than one month. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders.

One may use the provided information in the first line, together with the amounts one has invested, to estimate the expenses that one paid over the period. Simply divide one's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses one paid on the account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. One may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one's ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. In addition, if these transactional costs were included, one's costs would have been higher.

EXPENSE EXAMPLE

                                                             ENDING ACCOUNT      EXPENSES PAID
                                         BEGINNING ACCOUNT       VALUE           DURING PERIOD*
                                          VALUE (7/1/04)       (12/31/04)     (7/1/04 TO 12/31/04)
                                         -----------------   --------------   --------------------
THE INTERNET FUND
 No Load Class Actual..................      $1,000.00         $1,130.60             $12.51
 No Load Class Hypothetical (5% return
   before expenses)....................      $1,000.00         $1,026.64             $11.90
 Advisor Class A Actual................      $1,000.00         $1,129.20             $13.84
 Advisor Class A Hypothetical (5%
   return before expenses).............      $1,000.00         $1,024.14             $13.16
THE INTERNET EMERGING GROWTH FUND
 No Load Class Actual..................      $1,000.00         $1,076.70             $13.70
 No Load Class Hypothetical (5% return
   before expenses)....................      $1,000.00         $1,023.75             $13.35
THE PARADIGM FUND
 No Load Class Actual..................      $1,000.00         $1,184.60             $ 7.50
 No Load Class Hypothetical (5% return
   before expenses)....................      $1,000.00         $1,036.35             $ 6.99
 Advisor Class A Actual................      $1,000.00         $1,183.20             $ 8.86
 Advisor Class A Hypothetical (5%
   return before expenses).............      $1,000.00         $1,033.85             $ 8.26
 Advisor Class C Actual................      $1,000.00         $1,180.80             $11.59
 Advisor Class C Hypothetical (5%
   return before expenses).............      $1,000.00         $1,028.85             $10.79
THE MEDICAL FUND
 No Load Class Actual..................      $1,000.00         $1,061.40             $11.85
 No Load Class Hypothetical (5% return
   before expenses)....................      $1,000.00         $1,027.13             $11.66
 Advisor Class A Actual................      $1,000.00         $1,059.80             $13.14
 Advisor Class A Hypothetical (5%
   return before expenses).............      $1,000.00         $1,024.63             $12.91
THE SMALL CAP OPPORTUNITIES FUND
 No Load Class Actual..................      $1,000.00         $1,129.20             $ 7.45
 No Load Class Hypothetical (5% return
   before expenses)....................      $1,000.00         $1,036.09             $ 7.12
 Advisor Class A Actual................      $1,000.00         $1,127.50             $ 8.78
 Advisor Class A Hypothetical (5%
   return before expenses).............      $1,000.00         $1,033.59             $ 8.39
THE KINETICS GOVERNMENT MONEY MARKET
 FUND
 No Load Class Actual..................      $1,000.00         $1,000.00             $ 6.90
 No Load Class Hypothetical (5% return
   before expenses)....................      $1,000.00         $1,036.27             $ 7.03

------------------
Note: Each Feeder Fund records its proportionate share of the respective Master
      Portfolio's expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

* Expenses are equal to the Fund's annualized expense ratio of 2.34% for The Internet Fund No Load Class, 2.59% for The Internet Fund Advisor Class A, 2.62% for The Internet Emerging Growth Fund, 1.37% for The Paradigm Fund No Load Class, 1.62% for The Paradigm Fund Advisor Class A, 2.12% for The Paradigm Fund Advisor Class C, 2.29% for The Medical Fund No Load Class, 2.54% for The Medical Fund Advisor Class A, 1.39% for The Small Cap Opportunities Fund No Load Class, 1.64% for The Small Cap Opportunities Fund Advisor Class A and 1.37% for The Kinetic Government Money Market Fund, multiplied by the average account value over the period, multiplied by 184/365.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2004

                                                                    THE INTERNET
                                                   THE INTERNET    EMERGING GROWTH
                                                       FUND             FUND
----------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at
    value*.......................................  $ 202,702,639    $  4,587,346
  Receivable from Adviser........................             --           2,446
  Receivable for Master Portfolio interest
    sold.........................................        555,740              --
  Receivable for Fund shares sold................          9,691          19,708
  Prepaid expenses and other assets..............         13,057           8,801
                                                   -------------    ------------
    Total assets.................................    203,281,127       4,618,301
                                                   -------------    ------------
LIABILITIES:
  Payable for Master Portfolio interest
    purchased....................................             --          18,394
  Payable to Directors and Officers..............         11,628             341
  Payable for Fund shares repurchased............        565,432           1,313
  Payable for service fees.......................         42,755             969
  Payable for distribution fees..................             76              --
  Accrued expenses and other liabilities.........        378,844          12,934
                                                   -------------    ------------
    Total liabilities............................        998,735          33,951
                                                   -------------    ------------
    Net assets...................................  $ 202,282,392    $  4,584,350
                                                   =============    ============
NET ASSETS CONSIST OF:
  Paid in capital................................  $ 371,943,228    $ 15,378,135
  Accumulated net investment loss................     (1,845,522)        (41,327)
  Accumulated net realized loss on investments,
    options and written option contracts.........   (177,892,521)    (11,490,782)
  Net unrealized appreciation (depreciation) on:
    Investments..................................      9,776,014         738,883
    Written option contracts.....................        301,193            (559)
                                                   -------------    ------------
    Net assets...................................  $ 202,282,392    $  4,584,350
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE -- NO
  LOAD CLASS:
  Net assets.....................................  $ 201,928,687    $  4,584,350
  Shares outstanding.............................      7,986,054       1,018,413
  Net asset value per share (offering and
    redemption price)............................  $       25.29    $       4.50
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE --
  ADVISOR CLASS A:
  Net assets.....................................  $     353,705
  Shares outstanding.............................         14,190
  Net asset value per share......................  $       24.93
                                                   =============
  Offering price per share ($24.93 divided by
    .9425).......................................  $       26.45
                                                   =============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2004

                                                                  THE
                                                                PARADIGM     THE MEDICAL
                                                                  FUND          FUND
----------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............  $125,387,144   $120,321,037
 Receivable from Adviser....................................           327            --
 Receivable for Master Portfolio interest sold..............            --        19,636
 Receivable for Fund shares sold............................     1,573,621         4,184
 Prepaid expenses and other assets..........................        23,246         5,805
                                                              ------------   -----------
   Total assets.............................................   126,984,338    20,350,662
                                                              ------------   -----------
LIABILITIES:
 Payable for Master Portfolio interest purchased............     1,372,871            --
 Payable to Directors and Officers..........................         6,678         2,066
 Payable for Fund shares repurchased........................       200,750        23,820
 Payable for service fees...................................        25,055         4,349
 Payable for distribution fees..............................        10,638           143
 Accrued expenses and other liabilities.....................       104,132        41,104
                                                              ------------   -----------
   Total liabilities........................................     1,720,124        71,482
                                                              ------------   -----------
   Net assets...............................................  $125,264,214   $20,279,180
                                                              ============   ===========
NET ASSETS CONSIST OF:
 Paid in capital............................................  $ 99,027,503   $21,969,711
 Accumulated net investment loss............................      (414,319)           --
 Accumulated net realized gain (loss) on investments,
   options and written option contracts.....................       118,698    (2,022,632)
 Net unrealized appreciation on:
   Investments..............................................    26,532,332       252,072
   Written option contracts.................................            --        80,029
                                                              ------------   -----------
   Net assets...............................................  $125,264,214   $20,279,180
                                                              ============   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- NO LOAD CLASS:
 Net assets.................................................  $ 89,313,244   $19,582,854
 Shares outstanding.........................................     5,091,210     1,168,760
 Net asset value per share (offering and redemption
   price)...................................................  $      17.54   $     16.76
                                                              ============   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................  $ 26,524,530   $   696,326
 Shares outstanding.........................................     1,524,537        42,226
 Net asset value per share..................................  $      17.40   $     16.49
                                                              ============   ===========
 Offering price per share ($17.40 divided by .9425 and
   $16.49 divided by .9425, respectively)...................  $      18.46   $     17.50
                                                              ============   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS C:
 Net assets.................................................  $  9,426,440
 Shares outstanding.........................................       547,764
 Net asset value per share (offering and redemption
   price)...................................................  $      17.21
                                                              ============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2004

                                                                THE SMALL     THE KINETICS
                                                                   CAP         GOVERNMENT
                                                              OPPORTUNITIES      MONEY
                                                                  FUND        MARKET FUND
------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............   $38,655,457     $1,155,562
 Receivable from Adviser....................................            41             79
 Receivable for Master Portfolio interest sold..............            --          8,068
 Receivable for Fund shares sold............................       546,436         16,760
 Prepaid expenses and other assets..........................        17,121         16,036
                                                               -----------     ----------
   Total assets.............................................    39,219,055      1,196,505
                                                               -----------     ----------
LIABILITIES:
 Payable for Master Portfolio interest purchased............       489,272             --
 Payable to Directors and Officers..........................         2,078            112
 Payable for Fund shares repurchased........................        57,165         24,828
 Payable for service fees...................................         7,578            250
 Payable for distribution fees..............................           582             --
 Accrued expenses and other liabilities.....................        30,744          5,070
                                                               -----------     ----------
   Total liabilities........................................       587,419         30,260
                                                               -----------     ----------
   Net assets...............................................   $38,631,636     $1,166,245
                                                               ===========     ==========
NET ASSETS CONSIST OF:
 Paid in capital............................................   $29,771,131     $1,166,245
 Accumulated net investment income..........................            --             --
 Accumulated net realized gain on investments, options and
   written option contracts.................................       664,311             --
 Net unrealized appreciation on:
   Investments..............................................     8,196,194             --
   Written option contracts.................................            --             --
                                                               -----------     ----------
   Net assets...............................................   $38,631,636     $1,166,245
                                                               ===========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- NO LOAD CLASS:
 Net assets.................................................   $35,702,410     $1,166,245
 Shares outstanding.........................................     1,910,392      1,166,245
 Net asset value per share (offering and redemption
   price)...................................................   $     18.69     $     1.00
                                                               ===========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................   $ 2,929,226
 Shares outstanding.........................................       157,253
 Net asset value per share..................................   $     18.63
                                                               ===========
 Offering price per share ($18.63 divided by .9425).........   $     19.77
                                                               ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2004

                                                                             THE INTERNET
                                                              THE INTERNET     EMERGING
                                                                  FUND       GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $  2,796,012     $123,825
  Interest..................................................     2,836,489       71,648
  Income from securities lending............................       134,596        1,084
                                                              ------------     --------
      Total investment income...............................     5,767,097      196,557
                                                              ------------     --------
EXPENSES:
  Expenses allocated from Master Portfolios.................     2,962,433       74,719
  Distribution fees -- Advisor Class A......................         1,991           --
  Shareholder servicing fees and expenses...................     1,366,063       42,084
  Reports to shareholders...................................       208,330        5,051
  Administration fees.......................................       147,393        3,077
  Professional fees.........................................        85,919        5,628
  Directors' and Officers' fees and expenses................        39,080          976
  Registration fees.........................................        24,322       17,648
  Fund accounting fees......................................        10,570           --
  Other expenses............................................        21,111          333
                                                              ------------     --------
      Total expenses........................................     4,867,212      149,516
  Less, expense reimbursement...............................            --      (32,794)
                                                              ------------     --------
      Net expenses..........................................     4,867,212      116,722
                                                              ------------     --------
      Net investment income.................................       899,885       79,835
                                                              ------------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain on:
      Investments and foreign currency......................    33,291,928      128,442
      Written option contracts expired or closed............        19,359           --
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................   (16,648,921)     104,163
      Written option contracts..............................       133,856         (559)
                                                              ------------     --------
      Net gain on investments...............................    16,796,222      232,046
                                                              ------------     --------
      Net increase in net assets resulting from
        operations..........................................  $ 17,696,107     $311,881
                                                              ============     ========
+ Net of Foreign Taxes Withheld of:                           $     16,493     $    358
                                                              ============     ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2004

                                                              THE PARADIGM   THE MEDICAL
                                                                  FUND          FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $   851,498    $  233,471
  Interest..................................................      206,099        41,942
  Income from securities lending............................        3,588         2,401
                                                              -----------    ----------
      Total investment income...............................    1,061,185       277,814
                                                              -----------    ----------
EXPENSES:
  Expenses allocated from Master Portfolios.................    1,131,168       350,117
  Distribution fees -- Advisor Class A......................       46,600         1,751
  Distribution fees -- Advisor Class C......................       36,825            --
  Shareholder servicing fees and expenses...................      314,427       140,069
  Reports to shareholders...................................       72,920        20,343
  Administration fees.......................................       50,407        15,931
  Professional fees.........................................       37,839        12,726
  Directors' and Officers' fees and expenses................       18,038         5,047
  Registration fees.........................................       42,876        24,000
  Fund accounting fees......................................        8,582         1,143
  Other expenses............................................        2,344         2,371
                                                              -----------    ----------
      Total expenses........................................    1,762,026       573,498
  Less, expense reimbursement...............................     (290,017)      (33,541)
                                                              -----------    ----------
      Net expenses..........................................    1,472,009       539,957
                                                              -----------    ----------
      Net investment loss...................................     (410,824)     (262,143)
                                                              -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain on:
      Investments and foreign currency......................    3,960,697       437,562
      Written option contracts expired or closed............       74,512       108,973
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................   14,057,708     1,116,097
      Written option contracts..............................      (69,146)        1,688
                                                              -----------    ----------
      Net gain on investments...............................   18,023,771     1,664,320
                                                              -----------    ----------
      Net increase in net assets resulting from
        operations..........................................  $17,612,947    $1,402,177
                                                              ===========    ==========
+ Net of Foreign Taxes Withheld of:                           $    48,359    $   14,416
                                                              ===========    ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2004

                                                                              THE KINETICS
                                                              THE SMALL CAP    GOVERNMENT
                                                              OPPORTUNITIES   MONEY MARKET
                                                                  FUND            FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................   $  602,296       $     --
  Interest..................................................       93,090         19,981
  Income from securities lending............................        7,345             --
                                                               ----------       --------
      Total investment income...............................      702,731         19,981
                                                               ----------       --------
EXPENSES:
  Expenses allocated from Master Portfolios.................      276,572         16,342
  Distribution fees -- Advisor Class A......................        5,473             --
  Shareholder servicing fees and expenses...................       94,028          7,791
  Reports to shareholders...................................       16,661          2,438
  Administration fees.......................................       14,380            618
  Professional fees.........................................       15,250          4,462
  Directors' and Officers' fees and expenses................        5,036            639
  Registration fees.........................................       44,069          9,516
  Fund accounting fees......................................        1,908             --
  Other expenses............................................        1,455          1,148
                                                               ----------       --------
      Total expenses........................................      474,832         42,954
  Less, expense reimbursement...............................      (67,248)       (22,973)
                                                               ----------       --------
      Net expenses..........................................      407,584         19,981
                                                               ----------       --------
      Net investment income.................................      295,147             --
                                                               ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................    2,050,673             --
      Written option contracts expired or closed............      (59,189)            --
  Net change in unrealized appreciation of:
      Investments and foreign currency......................    2,360,719             --
      Written option contracts..............................        7,445             --
                                                               ----------       --------
      Net gain on investments...............................    4,359,648             --
                                                               ----------       --------
      Net increase in net assets resulting from
        operations..........................................   $4,654,795       $     --
                                                               ==========       ========
+ Net of Foreign Taxes Withheld of:                            $    2,478       $     --
                                                               ==========       ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                     THE INTERNET EMERGING
                                       THE INTERNET FUND                  GROWTH FUND
                                 ------------------------------   ---------------------------
                                   FOR THE          FOR THE         FOR THE        FOR THE
                                  YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                     2004            2003             2004           2003
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income........  $    899,885   $       249,038   $    79,835    $    40,760
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written option contracts
    expired or closed..........    33,311,287        21,223,728       128,442       (885,715)
  Net change in unrealized
    appreciation (depreciation)
    of investments, foreign
    currency and written
    options....................   (16,515,065)       70,176,722       103,604      1,961,208
                                 ------------   ---------------   -----------    -----------
      Net increase in net
        assets resulting from
        operations.............    17,696,107        91,649,488       311,881      1,116,253
                                 ------------   ---------------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  -- NO LOAD CLASS:
  Net investment income........    (2,899,789)         (740,840)     (107,877)       (51,601)
  Net realized gains...........            --                --            --             --
                                 ------------   ---------------   -----------    -----------
      Total distributions......    (2,899,789)         (740,840)     (107,877)       (51,601)
                                 ------------   ---------------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  -- ADVISOR CLASS A:
  Net investment income........        (3,218)               --           N/A            N/A
  Net realized gains...........            --                --           N/A            N/A
                                 ------------   ---------------   -----------    -----------
      Total distributions......        (3,218)               --           N/A            N/A
                                 ------------   ---------------   -----------    -----------
CAPITAL SHARE TRANSACTIONS --
  NO LOAD CLASS:
  Proceeds from shares sold....    20,187,510     1,846,929,452     1,385,953      4,025,363
  Proceeds from shares issued
    to holders in reinvestment
    of dividends...............     2,758,435           706,523        97,802         50,471
  Cost of shares redeemed......   (66,950,463)   (1,891,182,828)   (1,780,526)    (3,801,335)
                                 ------------   ---------------   -----------    -----------
      Net increase (decrease)
        in net assets resulting
        from capital share
        transactions...........   (44,004,518)      (43,546,853)     (296,771)       274,499
                                 ------------   ---------------   -----------    -----------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                     THE INTERNET EMERGING
                                       THE INTERNET FUND                  GROWTH FUND
                                 ------------------------------   ---------------------------
                                   FOR THE          FOR THE         FOR THE        FOR THE
                                  YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                     2004            2003             2004           2003
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS --
  ADVISOR CLASS A:
  Proceeds from shares sold....  $ 21,396,074   $   942,552,877   $       N/A    $       N/A
  Proceeds from shares issued
    to holders in reinvestment
    of dividends...............         3,128                --           N/A            N/A
  Cost of shares redeemed......   (21,304,122)     (948,640,729)          N/A            N/A
                                 ------------   ---------------   -----------    -----------
      Net increase (decrease)
        in net assets resulting
        from capital share
        transactions...........        95,080        (6,087,852)          N/A            N/A
                                 ------------   ---------------   -----------    -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS...................   (29,116,338)       41,273,943       (92,767)     1,339,151
NET ASSETS:
  Beginning of year............   231,398,730       190,124,787     4,677,117      3,337,966
                                 ------------   ---------------   -----------    -----------
  End of year*.................  $202,282,392   $   231,398,730   $ 4,584,350    $ 4,677,117
                                 ============   ===============   ===========    ===========
*Including undistributed net
  investment loss of:..........  $ (1,845,522)  $      (386,164)  $   (41,327)   $   (12,842)
                                 ------------   ---------------   -----------    -----------
CHANGES IN SHARES
  OUTSTANDING -- NO LOAD CLASS:
  Shares sold..................       863,154       102,931,421       324,922        963,359
  Shares issued in reinvestment
    of dividends and
    distributions..............       108,472            30,440        21,685         11,765
  Shares redeemed..............    (2,895,291)     (104,412,740)     (419,861)      (913,077)
                                 ------------   ---------------   -----------    -----------
      Net increase (decrease)
        in shares
        outstanding............    (1,923,665)       (1,450,879)      (73,254)        62,047
                                 ============   ===============   ===========    ===========
CHANGES IN SHARES OUTSTANDING--
  ADVISOR CLASS A:
  Shares sold..................       964,063        50,261,575
  Shares issued in
    reinvestments of dividends
    and distributions..........           125                --
  Shares redeemed..............      (968,696)      (50,273,636)
                                 ------------   ---------------
    Net decrease in shares
      outstanding..............        (4,508)          (12,061)
                                 ============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                 THE PARADIGM FUND               THE MEDICAL FUND
                                           -----------------------------   ----------------------------
                                              FOR THE         FOR THE        FOR THE         FOR THE
                                            YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2004            2003            2004           2003
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)............  $   (410,824)   $    278,426    $  (262,143)   $   (405,563)
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired or
   closed................................     4,035,209         453,544        546,535        (147,989)
 Net change in unrealized appreciation of
   investments, foreign currency and
   written options.......................    13,988,562      12,195,026      1,117,785       5,625,536
                                           ------------    ------------    -----------    ------------
     Net increase in net assets resulting
       from operations...................    17,612,947      12,926,996      1,402,177       5,071,984
                                           ------------    ------------    -----------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- NO LOAD CLASS:
 Net investment income...................       (73,771)       (207,871)            --              --
 Net realized gains......................    (2,290,393)             --             --              --
                                           ------------    ------------    -----------    ------------
     Total distributions.................    (2,364,164)       (207,871)            --              --
                                           ------------    ------------    -----------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS A:
 Net investment income...................       (22,189)        (26,269)            --              --
 Net realized gains......................      (689,040)             --             --              --
                                           ------------    ------------    -----------    ------------
     Total distributions.................      (711,229)        (26,269)            --              --
                                           ------------    ------------    -----------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS C:
 Net investment income...................        (7,531)         (1,630)           N/A             N/A
 Net realized gains......................      (233,914)             --            N/A             N/A
                                           ------------    ------------    -----------    ------------
     Total distributions.................      (241,445)         (1,630)           N/A             N/A
                                           ------------    ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS -- NO LOAD
 CLASS:
 Proceeds from shares sold...............    57,276,719      68,328,542      3,456,495      69,080,033
 Proceeds from shares issued to holders
   in reinvestment of dividends..........     2,324,520         205,494             --              --
 Cost of shares redeemed.................   (37,924,198)    (24,689,332)    (8,926,297)    (72,786,711)
                                           ------------    ------------    -----------    ------------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions................    21,677,041      43,844,704     (5,469,802)     (3,706,678)
                                           ------------    ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold...............    13,180,643      34,835,040        142,200      70,038,917
 Proceeds from shares issued to holders
   in reinvestment of dividends..........       624,768          23,597             --              --
 Cost of shares redeemed.................    (3,787,846)    (30,227,020)      (248,964)    (70,349,535)
                                           ------------    ------------    -----------    ------------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions................    10,017,565       4,631,617       (106,764)       (310,618)
                                           ------------    ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS C:
 Proceeds from shares sold...............     6,800,263       1,455,581            N/A             N/A
 Proceeds from shares issued to holders
   in reinvestment of dividends..........       233,753           1,630            N/A             N/A
 Cost of shares redeemed.................      (688,644)       (201,775)           N/A             N/A
                                           ------------    ------------    -----------    ------------
     Net increase in net assets resulting
       from capital share transactions...     6,345,372       1,255,436            N/A             N/A
                                           ------------    ------------    -----------    ------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                 THE PARADIGM FUND               THE MEDICAL FUND
                                           -----------------------------   ----------------------------
                                              FOR THE         FOR THE        FOR THE         FOR THE
                                            YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2004            2003            2004           2003
-------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS..................................  $ 52,336,087    $ 62,422,983    $(4,174,389)   $  1,054,688
NET ASSETS:
 Beginning of year.......................    72,928,127      10,505,144     24,453,569      23,398,881
                                           ------------    ------------    -----------    ------------
 End of year*............................  $125,264,214    $ 72,928,127    $20,279,180    $ 24,453,569
                                           ============    ============    ===========    ============
*Including undistributed net investment
 income (loss) of:.......................  $   (414,319)   $     41,514    $        --    $         --
                                           ------------    ------------    -----------    ------------
CHANGES IN SHARES OUTSTANDING -- NO LOAD
 CLASS:
 Shares sold.............................     3,574,328       5,606,562        222,542       5,058,583
 Shares issued in reinvestment of
   dividends and distributions...........       132,450          13,875             --              --
 Shares redeemed.........................    (2,483,043)     (2,251,480)      (565,590)     (5,323,297)
                                           ------------    ------------    -----------    ------------
     Net increase (decrease) in shares
       outstanding.......................     1,223,735       3,368,957       (343,048)       (264,714)
                                           ============    ============    ===========    ============
CHANGES IN SHARES OUTSTANDING -- ADVISOR
 CLASS A:
 Shares sold.............................       845,585       2,875,038          9,081       4,954,616
 Shares issued in reinvestment of
   dividends and distributions...........        35,886           1,602             --              --
 Shares redeemed.........................      (244,418)     (2,479,771)       (15,883)     (4,968,579)
                                           ------------    ------------    -----------    ------------
     Net increase (decrease) in shares
       outstanding.......................       637,053         396,869         (6,802)        (13,963)
                                           ============    ============    ===========    ============
CHANGES IN SHARES OUTSTANDING -- ADVISOR
 CLASS C:
 Shares sold.............................       434,911         111,607
 Shares issued on reinvestment of
   dividends and distributions...........        13,575             111
 Shares redeemed.........................       (44,985)        (19,082)
                                           ------------    ------------
     Net increase in shares
       outstanding.......................       403,501          92,636
                                           ============    ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                      THE SMALL CAP              THE KINETICS GOVERNMENT
                                    OPPORTUNITIES FUND              MONEY MARKET FUND
                               ----------------------------   ------------------------------
                                 FOR THE         FOR THE        FOR THE          FOR THE
                                YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                   2004           2003            2004            2003
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income......  $    295,147   $     385,241   $         --   $            --
  Net realized gain on sale
    of investments, foreign
    currency and written
    option contracts expired
    or closed................     1,991,484       1,510,246             --                --
  Net change in unrealized
    appreciation of
    investments, foreign
    currency and written
    options..................     2,368,164       5,901,833             --                --
                               ------------   -------------   ------------   ---------------
      Net increase in net
        assets resulting from
        operations...........     4,654,795       7,797,320             --                --
                               ------------   -------------   ------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  -- NO LOAD CLASS:
  Net investment income......      (305,568)       (248,072)            --                --
  Net realized gains.........      (746,333)             --             --                --
                               ------------   -------------   ------------   ---------------
      Total distributions....    (1,051,901)       (248,072)            --                --
                               ------------   -------------   ------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  -- ADVISOR CLASS A:
  Net investment income......       (20,162)        (18,348)           N/A               N/A
  Net realized gains.........       (62,614)             --            N/A               N/A
                               ------------   -------------   ------------   ---------------
      Total distributions....       (82,776)        (18,348)           N/A               N/A
                               ------------   -------------   ------------   ---------------
CAPITAL SHARE TRANSACTIONS --
  NO LOAD CLASS:
  Proceeds from shares
    sold.....................    41,958,086     232,755,111     22,151,984     3,078,985,978
  Proceeds from shares issued
    to holders in
    reinvestment of
    dividends................     1,046,435         243,061             --                --
  Cost of shares redeemed....   (34,183,636)   (219,683,170)   (24,033,453)   (3,204,595,312)
                               ------------   -------------   ------------   ---------------
      Net increase (decrease)
        in net assets
        resulting from
        capital share
        transactions.........     8,820,885      13,315,002     (1,881,469)     (125,609,334)
                               ------------   -------------   ------------   ---------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                      THE SMALL CAP              THE KINETICS GOVERNMENT
                                    OPPORTUNITIES FUND              MONEY MARKET FUND
                               ----------------------------   ------------------------------
                                 FOR THE         FOR THE        FOR THE          FOR THE
                                YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                   2004           2003            2004            2003
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS --
  ADVISOR CLASS A:
  Proceeds from shares
    sold.....................  $  1,527,681   $   1,940,577   $        N/A   $           N/A
  Proceeds from shares issued
    to holders in
    reinvestment of
    dividends................        69,025          17,723            N/A               N/A
  Cost of shares redeemed....    (1,046,134)       (549,149)           N/A               N/A
                               ------------   -------------   ------------   ---------------
      Net increase in net
        assets resulting from
        capital share
        transactions.........       550,572       1,409,151            N/A               N/A
                               ------------   -------------   ------------   ---------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS.................    12,891,575      22,255,053     (1,881,469)     (125,609,334)
NET ASSETS:
Beginning of year............    25,740,061       3,485,008      3,047,714       128,657,048
                               ------------   -------------   ------------   ---------------
End of year*.................  $ 38,631,636   $  25,740,061   $  1,166,245   $     3,047,714
                               ============   =============   ============   ===============
*Including undistributed net
  investment income of:......  $         --   $      80,247   $         --   $            --
                               ------------   -------------   ------------   ---------------
CHANGES IN SHARES OUTSTANDING
  -- NO LOAD CLASS:
  Shares sold................     2,480,060      20,391,400     22,151,984     3,078,985,978
  Shares issued in
    reinvestment of dividends
    and distributions........        55,869          14,633             --                --
  Shares redeemed............    (2,055,870)    (19,305,578)   (24,033,453)   (3,204,595,312)
                               ------------   -------------   ------------   ---------------
      Net increase (decrease)
        in shares
        outstanding..........       480,059       1,100,455     (1,881,469)     (125,609,334)
                               ============   =============   ============   ===============
CHANGES IN SHARES OUTSTANDING
  -- ADVISOR CLASS A:
  Shares sold................        89,828         148,435            N/A               N/A
  Shares issued in
    reinvestment of dividends
    and distributions........         3,697           1,070            N/A               N/A
  Shares redeemed............       (62,012)        (40,961)           N/A               N/A
                               ------------   -------------   ------------   ---------------
      Net increase in shares
        outstanding..........        31,513         108,544            N/A               N/A
                               ============   =============   ============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 December 31, 2004

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"),The Paradigm Fund ("Paradigm"), The Medical Fund ("Medical"), The Small Cap Opportunities Fund ("Small Cap") and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government) and March 20, 2000 (Small Cap). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Fund in the Company, entered into a master-feeder fund structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of December 31, 2004 is as follows:

                                                            INTEREST IN
                                                          MASTER PORTFOLIO
                                                          ----------------
Internet Fund.........................................        99.997%
Emerging Fund.........................................        99.863%
Paradigm Fund.........................................        99.984%
Medical Fund..........................................        99.945%
Small Cap Fund........................................        99.950%
Government Fund.......................................        97.829%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing Feeder Fund conducted its own investment operations.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares -- Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares -- Advisor Class A. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares -- Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. The No Load Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge on the Advisor Class A and Class C shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee on shares redeemed or exchanged within 30 days of purchase.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, "fair value" will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2004, The Internet Portfolio held one such security which represented 0.99% of the Portfolio's net assets. The Internet Emerging Growth Portfolio held a security that was fair valued and it represented 0.00% of the Portfolio's net assets.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2004, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

3.   INVESTMENT ADVISER

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio's average daily net assets.

The Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary reimbursement at any time, these reimbursements are not subject to

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

recapture. For the year ended December 31, 2004, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

                                                          INTERNET      EMERGING
                                                          ---------    ----------
Annual Advisory Rate..................................      1.25%         1.25%
Expenses Reimbursed by Adviser........................     $  --        $32,794

                                                          PARADIGM      MEDICAL
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%        1.25%
Expenses Reimbursed by Adviser........................    $290,017      $33,541

                                                          SMALL CAP    GOVERNMENT
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%        0.50%
Expenses Reimbursed by Adviser........................     $67,248      $22,973

The Adviser receives a shareholder servicing fee from the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

The Feeder Funds paid the Chief Compliance Officer $4,000 for the year ended December 31, 2004.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plans"). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the year ended December 31, 2004, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the year ended December 31, 2004, the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds incurred expenses of $1,991, $46,600, $1,751 and $5,473, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the year ended December 31, 2004, Paradigm Advisor Class C shares incurred expenses of $36,825, pursuant to the 12b-1 Plan. Through December 31, 2004, the Funds had not issued any Advisor Class B shares.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

Kinetics Funds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

For the year ended December 31, 2004, the Distributor received $376, $52,049, $709 and $5,861 from sales loads from the Internet, Paradigm, Medical and Small Cap Funds.

4.   INCOME TAXES

At December 31, 2004 the Internet, Emerging, Paradigm and Small Cap Funds had $230,972, $9,549, $220,218 and $756,419, respectively, of undistributed net investment income on a tax basis.

At December 31, 2004, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

        FEEDER FUND             2011         2010          2009          2008
        -----------           --------   ------------   -----------   ----------
Internet....................  $     --   $140,178,775   $34,119,306   $       --
Emerging....................   887,154      2,635,504     5,481,052    2,488,196
Paradigm....................        --             --            --           --
Medical.....................   284,523      1,600,977            --           --
Small Cap...................        --             --            --           --

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers. For the year ended December 31, 2004, The Internet, Emerging, Paradigm and Medical Funds utilized $32,231,858, $127,278, $76,651 and $455,601, respectively, of capital loss carryforwards.

At December 31, 2004, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

                 FEEDER FUND                     POST-OCTOBER LOSSES    STRADDLE LOSSES
                 -----------                     -------------------    ---------------
Internet.....................................        $1,072,702            $862,341
Paradigm.....................................                --              19,348
Medical......................................                --             137,132
Small Cap....................................                --              25,460

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

The tax components of dividends paid during the years ended December 31, 2004 and December 31, 2003, are:

                                        INTERNET                         EMERGING
                              -----------------------------    -----------------------------
                                ORDINARY        LONG-TERM        ORDINARY        LONG-TERM
                                 INCOME       CAPITAL GAINS       INCOME       CAPITAL GAINS
                              DISTRIBUTION    DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
                              ------------    -------------    ------------    -------------
2004......................     $2,903,007          $--           $107,877           $--
2003......................     $  740,840          $--           $ 51,601           $--

                                        PARADIGM                          MEDICAL
                              -----------------------------    -----------------------------
                                ORDINARY        LONG-TERM        ORDINARY        LONG-TERM
                                 INCOME       CAPITAL GAINS       INCOME       CAPITAL GAINS
                              DISTRIBUTION    DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
                              ------------    -------------    ------------    -------------
2004......................     $2,388,158       $928,680           $--              $--
2003......................     $  235,770       $     --           $--              $--

                                                                 SMALL CAP
                                                       -----------------------------
                                                         ORDINARY        LONG-TERM
                                                          INCOME       CAPITAL GAINS
                                                       DISTRIBUTION    DISTRIBUTION
                                                       ------------    -------------
2004...............................................     $1,134,677          $--
2003...............................................     $  266,420          $--

The following information is presented on an income tax basis as of December 31, 2004.

                                INTERNET   EMERGING   PARADIGM   MEDICAL   SMALL CAP
                                --------   --------   --------   -------   ---------
Distributable ordinary
  income......................  $230,974    $9,549    $220,217     $--     $756,417
Distributable long-term
  gains.......................  $     --    $   --    $     --     $--     $     --

5.   TAX INFORMATION (UNAUDITED)

The Internet, Emerging, Paradigm and Small Cap Funds designate 17%, 8%, 31% and 3%, respectively, of dividends declared after December 31, 2004 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Paradigm Fund hereby designates $416,961 as ordinary income distributions and $130,698 as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

The Small Cap Fund hereby designates $187,381 as ordinary income distributions and $320,755 as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2004, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 15.8%, Emerging 7.3%, Paradigm 19.5% and Small Cap 2.7%.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                    THE INTERNET FUND
                                    ----------------------------------------------------------------------------------
                                    NO LOAD CLASS        ADVISOR CLASS A          NO LOAD CLASS        ADVISOR CLASS A
                                       FOR THE               FOR THE                 FOR THE               FOR THE
                                     YEAR ENDED            YEAR ENDED              YEAR ENDED            YEAR ENDED
                                    DECEMBER 31,          DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                                        2004                  2004                    2003                  2003
                                    -------------        ---------------          -------------        ---------------
PER SHARE DATA(3)
 Net Asset Value,
   Beginning of Period.............    $  23.31              $22.88                  $  16.69              $16.47
                                       --------              ------                  --------              ------
 Income from Investment Operations:
   Net investment income (loss)....        0.10(6)             0.05(6)                   0.03               (0.82)
   Net realized and unrealized gain
     (loss) on investments.........        2.25                2.23                      6.66                7.23
                                       --------              ------                  --------              ------
       Total gain (loss) from
        investment operations......        2.35                2.28                      6.69                6.41
                                       --------              ------                  --------              ------
 Less Distributions:
   From net investment income......       (0.37)              (0.23)                    (0.07)                 --
   From net realized gains.........          --                  --                        --                  --
                                       --------              ------                  --------              ------
       Total distributions.........       (0.37)              (0.23)                    (0.07)                 --
                                       --------              ------                  --------              ------
 Net Asset Value, End of Period....    $  25.29              $24.93                  $  23.31              $22.88
                                       ========              ======                  ========              ======
 Total Return(5)...................       10.06%               9.95%                    40.11%              38.92%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's).........................    $201,929              $  354                  $230,971              $  428
 Ratio of expenses to average net
   assets:
     Before expense
       reimbursement...............        2.37%               2.62%                     2.39%               2.64%
     After expense reimbursement...        2.37%               2.62%                     2.39%               2.64%
 Ratio of net investment income
   (loss) to average net assets:
     Before expense
       reimbursement...............        0.44%               0.19%                     0.11%              (0.14)%
     After expense reimbursement...        0.44%               0.19%                     0.11%              (0.14)%
 Portfolio turnover rate...........         N/A                 N/A                       N/A                 N/A

------------------

(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                        THE INTERNET FUND
-------------------------------------------------------------------------------------------------
                                                                  ADVISOR CLASS A
    NO LOAD CLASS        ADVISOR CLASS A          NO LOAD CLASS      APRIL 26,      NO LOAD CLASS
       FOR THE               FOR THE                 FOR THE          2001(+)          FOR THE
     YEAR ENDED            YEAR ENDED              YEAR ENDED         THROUGH        YEAR ENDED
    DECEMBER 31,          DECEMBER 31,            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
        2002                  2002                    2001             2001             2000
    -------------        ---------------          -------------   ---------------   -------------
       $  21.80              $21.75                 $  24.12          $23.50          $  49.73
       --------              ------                 --------          ------          --------
          (0.08)(6)           (0.12)(6)                (0.17)          (0.12)(6)         (0.76)
          (5.03)              (5.16)                   (2.15)          (1.63)           (24.85)
       --------              ------                 --------          ------          --------
          (5.11)              (5.28)                   (2.32)          (1.75)           (25.61)
       --------              ------                 --------          ------          --------
             --                  --                       --              --                --
             --                  --                       --              --                --
       --------              ------                 --------          ------          --------
             --                  --                       --              --                --
       --------              ------                 --------          ------          --------
       $  16.69              $16.47                 $  21.80          $21.75          $  24.12
       ========              ======                 ========          ======          ========
         (23.44)%            (24.28)%                  (9.62)%         (7.45)%(1)       (51.50)%
       $189,618              $  507                 $297,793          $  975          $432,978
           2.42%               2.67%                    2.37%           2.62%(2)          2.06%
           2.42%               2.67%                    2.37%           2.62%(2)          2.00%
          (0.41)%             (0.66)%                  (0.61)%         (0.86)%(2)        (1.49)%
          (0.41)%             (0.66)%                  (0.61)%         (0.86)%(2)        (1.43)%
            N/A                 N/A                      N/A             N/A                21%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                               THE INTERNET
                                                           EMERGING GROWTH FUND
                                 ------------------------------------------------------------------------
                                   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                     2004           2003           2002           2001           2000
                                 ------------   ------------   ------------   ------------   ------------
PER SHARE DATA(1)
 Net Asset Value,
   Beginning of Year............    $ 4.28         $ 3.24         $ 4.30         $ 3.69         $10.00
                                    ------         ------         ------         ------         ------
 Income from Investment
   Operations:
   Net investment income
     (loss).....................      0.08           0.04          (0.08)         (0.03)         (0.03)
   Net realized and unrealized
     gain (loss) on
     investments................      0.25           1.05          (0.98)          0.64          (6.28)
                                    ------         ------         ------         ------         ------
       Total gain (loss) from
        investment operations...      0.33           1.09          (1.06)          0.61          (6.31)
                                    ------         ------         ------         ------         ------
 Less Distributions:
   From net investment income...     (0.11)         (0.05)            --             --             --
   From net realized gains......        --             --             --             --             --
                                    ------         ------         ------         ------         ------
       Total distributions......     (0.11)         (0.05)            --             --             --
                                    ------         ------         ------         ------         ------
 Net Asset Value, End of Year...    $ 4.50         $ 4.28         $ 3.24         $ 4.30         $ 3.69
                                    ======         ======         ======         ======         ======
 Total Return...................      7.67%         33.56%        (24.65)%        16.53%        (63.10)%
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of year
   (000's)......................    $4,584         $4,677         $3,338         $5,277         $4,378
 Ratio of expenses to average
   net assets:
     Before expense
       reimbursement............      3.45%          3.64%          3.78%          4.17%          3.33%
     After expense
       reimbursement............      2.67%          2.74%          2.74%          2.74%          2.00%
 Ratio of net investment income
   (loss) to average net assets:
     Before expense
       reimbursement............      1.08%          0.11%         (3.03)%        (2.09)%        (1.76)%
     After expense
       reimbursement............      1.84%          1.01%         (1.99)%        (0.66)%        (0.43)%
 Portfolio turnover rate........       N/A            N/A            N/A            N/A             17%(2)

------------------
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                        THE PARADIGM FUND
                                       ---------------------------------------------------
                                       NO LOAD CLASS    ADVISOR CLASS A    ADVISOR CLASS C
                                          FOR THE           FOR THE            FOR THE
                                        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                       DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                           2004              2004               2004
                                       -------------    ---------------    ---------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period..............     $ 14.91           $ 14.82            $14.73
                                          -------           -------            ------
  Income from Investment Operations:
    Net investment income (loss).....       (0.06)(7)         (0.10)(7)         (0.18)(7)
    Net realized and unrealized gain
      (loss) on investments..........        3.17              3.16              3.14
                                          -------           -------            ------
         Total gain (loss) from
           investment operations.....        3.11              3.06              2.96
                                          -------           -------            ------
  Less Distributions:
    From net investment income.......       (0.02)            (0.02)            (0.02)
    From net realized gains..........       (0.46)            (0.46)            (0.46)
                                          -------           -------            ------
         Total distributions.........       (0.48)            (0.48)            (0.48)
                                          -------           -------            ------
  Net Asset Value, End of Period.....     $ 17.54           $ 17.40            $17.21
                                          =======           =======            ======
  Total Return(6)....................       20.84%            20.63%            20.08%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)..........................     $89,313           $26,525            $9,426
  Ratio of expenses to average net
    assets:
      Before expense reimbursement...        2.10%             2.35%             2.85%
      After expense reimbursement....        1.74%             1.99%             2.49%
  Ratio of net investment income
    (loss) to average net assets:
      Before expense reimbursement...       (0.77)%           (1.02)%           (1.52)%
      After expense reimbursement....       (0.41)%           (0.66)%           (1.16)%
  Portfolio turnover rate............         N/A               N/A               N/A

------------------

(+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                               THE PARADIGM FUND
    -------------------------------------------------------------------------------------------------------
    NO LOAD CLASS   ADVISOR CLASS A   ADVISOR CLASS C   NO LOAD CLASS   ADVISOR CLASS A    ADVISOR CLASS C
       FOR THE          FOR THE           FOR THE          FOR THE          FOR THE       JUNE 28, 2002 (+)
     YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED           THROUGH
    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
        2003             2003              2003             2002             2002               2002
    -------------   ---------------   ---------------   -------------   ---------------   -----------------
       $ 10.12          $ 10.07           $10.05           $10.61           $10.58             $10.64
       -------          -------           ------           ------           ------             ------
          0.05             0.08             0.02            (0.14)           (0.17)             (0.11)
          4.79             4.70             4.67            (0.35)           (0.34)             (0.48)
       -------          -------           ------           ------           ------             ------
          4.84             4.78             4.69            (0.49)           (0.51)             (0.59)
       -------          -------           ------           ------           ------             ------
         (0.05)           (0.03)           (0.01)              --               --                 --
            --               --               --               --               --                 --
       -------          -------           ------           ------           ------             ------
         (0.05)           (0.03)           (0.01)              --               --                 --
       -------          -------           ------           ------           ------             ------
       $ 14.91          $ 14.82           $14.73           $10.12           $10.07             $10.05
       =======          =======           ======           ======           ======             ======
         47.87%           47.47%           46.68%           (4.62)%          (4.82)%            (5.55)(4)
       $57,646          $13,157           $2,125           $5,044           $4,943             $  519
          2.24%            2.49%            2.99%            2.97%            3.22%              3.72%(5)
          1.74%            1.99%            2.49%            2.74%            2.99%              3.49%(5)
          0.57%            0.32%           (0.18)%          (1.61)%          (1.86)%            (2.36)%(5)
          1.07%            0.82%            0.32%           (1.38)%          (1.63)%            (2.13)%(5)
           N/A              N/A              N/A              N/A              N/A                N/A

                     See Notes to the Financial Statements.

                                                        THE PARADIGM FUND
                                       ---------------------------------------------------
                                       NO LOAD CLASS     ADVISOR CLASS A     NO LOAD CLASS
                                          FOR THE       APRIL 26, 2001(+)       FOR THE
                                        YEAR ENDED           THROUGH          YEAR ENDED
                                       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                           2001               2001               2000
                                       -------------    -----------------    -------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period..............     $10.40             $10.42             $10.00
                                          ------             ------             ------
  Income from Investment Operations:
    Net investment income (loss).....      (0.13)             (0.10)(7)          (0.00)(3)
    Net realized and unrealized gain
      (loss) on investments..........       0.34               0.26               0.40
                                          ------             ------             ------
         Total gain (loss) from
           investment operations.....       0.21               0.16               0.40
                                          ------             ------             ------
  Less Distributions:
    From net investment income.......         --                 --                 --
    From net realized gains..........         --                 --                 --
                                          ------             ------             ------
         Total distributions.........         --                 --                 --
                                          ------             ------             ------
  Net Asset Value, End of Period.....     $10.61             $10.58             $10.40
                                          ======             ======             ======
  Total Return(6)....................       2.02%              1.54%(4)           4.00%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)..........................     $4,817             $4,091             $3,803
  Ratio of expenses to average net
    assets:
      Before expense reimbursement...       3.47%              3.72%(5)           4.96%
      After expense reimbursement....       2.74%              2.99%(5)           2.00%
  Ratio of net investment income
    (loss) to average net assets:
      Before expense reimbursement...      (1.91)%            (2.16)%(5)         (3.02)%
      After expense reimbursement....      (1.18)%            (1.43)%(5)         (0.06)%
  Portfolio turnover rate............        N/A                N/A                  5%(2)

------------------

(+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                     THE MEDICAL FUND
                                    ----------------------------------------------------------------------------------
                                    NO LOAD CLASS        ADVISOR CLASS A          NO LOAD CLASS        ADVISOR CLASS A
                                       FOR THE               FOR THE                 FOR THE               FOR THE
                                     YEAR ENDED            YEAR ENDED              YEAR ENDED            YEAR ENDED
                                    DECEMBER 31,          DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                                        2004                  2004                    2003                  2003
                                    -------------        ---------------          -------------        ---------------
PER SHARE DATA(3)
 Net Asset Value, Beginning of
   Period..........................    $ 15.67               $15.47                  $ 12.72               $12.61
                                       -------               ------                  -------               ------
 Income from Investment Operations:
   Net investment loss.............      (0.10)(6)            (0.11)(6)                (0.25)               (0.63)
   Net realized and unrealized gain
     (loss) on investments.........       1.19                 1.13                     3.20                 3.49
                                       -------               ------                  -------               ------
       Total gain (loss) from
        investment operations......       1.09                 1.02                     2.95                 2.86
                                       -------               ------                  -------               ------
 Less Distributions:
   From net investment income......         --                   --                       --                   --
   From net realized gains.........         --                   --                       --                   --
                                       -------               ------                  -------               ------
       Total distributions.........         --                   --                       --                   --
                                       -------               ------                  -------               ------
 Net Asset Value, End of Period....    $ 16.76               $16.49                  $ 15.67               $15.47
                                       =======               ======                  =======               ======
 Total Return(5)...................       6.96%                6.59%                   23.19%               22.68%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's).........................    $19,583               $  696                  $23,695               $  758
 Ratio of expenses to average net
   assets:
     Before expense
       reimbursement...............       2.54%                2.79%                    2.52%                2.77%
     After expense reimbursement...       2.39%                2.64%                    2.52%                2.77%
 Ratio of net investment loss to
   average net assets:
     Before expense
       reimbursement...............      (1.31)%              (1.56)%                  (1.55)%              (1.80)%
     After expense reimbursement...      (1.16)%              (1.41)%                  (1.55)%              (1.80)%
 Portfolio turnover rate...........        N/A                  N/A                      N/A                  N/A

------------------

(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                           THE MEDICAL FUND
    -----------------------------------------------------------------------------------------------
    NO LOAD CLASS        ADVISOR CLASS A          NO LOAD CLASS    ADVISOR CLASS A    NO LOAD CLASS
       FOR THE               FOR THE                 FOR THE      APRIL 26, 2001(+)      FOR THE
     YEAR ENDED            YEAR ENDED              YEAR ENDED          THROUGH         YEAR ENDED
    DECEMBER 31,          DECEMBER 31,            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
        2002                  2002                    2001              2001              2000
    -------------        ---------------          -------------   -----------------   -------------
       $ 18.06               $18.01                  $ 20.98            $18.24           $ 13.35
       -------               ------                  -------            ------           -------
         (0.21)               (0.24)                   (0.25)            (0.17)(6)         (0.15)
         (5.05)               (5.08)                   (2.64)            (0.03)             7.78
       -------               ------                  -------            ------           -------
         (5.26)               (5.32)                   (2.89)            (0.20)             7.63
       -------               ------                  -------            ------           -------
            --                   --                       --                --                --
         (0.08)               (0.08)                   (0.03)            (0.03)               --
       -------               ------                  -------            ------           -------
         (0.08)               (0.08)                   (0.03)            (0.03)               --
       -------               ------                  -------            ------           -------
       $ 12.72               $12.61                  $ 18.06            $18.01           $ 20.98
       =======               ======                  =======            ======           =======
        (29.14)%             (29.56)%                 (13.77)%           (1.09)%(1)        57.15%
       $22,604               $  794                  $40,416            $1,203           $63,314
          2.55%                2.80%                    2.28%             2.53%(2)          2.21%
          2.55%                2.80%                    2.28%             2.53%(2)          2.00%
         (1.49)%              (1.74)%                  (1.17)%           (1.42)%(2)        (1.24)%
         (1.49)%              (1.74)%                  (1.17)%           (1.42)%(2)        (1.03)%
           N/A                  N/A                      N/A               N/A                 1%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                      THE SMALL CAP
                                                                    OPPORTUNITIES FUND
                                    ----------------------------------------------------------------------------------
                                    NO LOAD CLASS        ADVISOR CLASS A          NO LOAD CLASS        ADVISOR CLASS A
                                       FOR THE               FOR THE                 FOR THE               FOR THE
                                     YEAR ENDED            YEAR ENDED              YEAR ENDED            YEAR ENDED
                                    DECEMBER 31,          DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                                        2004                  2004                    2003                  2003
                                    -------------        ---------------          -------------        ---------------
PER SHARE DATA(3)
 Net Asset Value, Beginning of
   Period..........................    $ 16.55               $16.50                  $ 10.04               $10.03
                                       -------               ------                  -------               ------
 Income from Investment Operations:
   Net investment income (loss)....       0.22(6)              0.18(6)                  0.25                 0.15
   Net realized and unrealized gain
     (loss) on investments.........       2.49                 2.49                     6.43                 6.47
                                       -------               ------                  -------               ------
       Total gain (loss) from
        investment operations......       2.71                 2.67                     6.68                 6.62
                                       -------               ------                  -------               ------
 Less Distributions:
   From net investment income......      (0.16)               (0.13)                   (0.17)               (0.15)
   From net realized gains.........      (0.41)               (0.41)                      --                   --
                                       -------               ------                  -------               ------
       Total distributions.........      (0.57)               (0.54)                   (0.17)               (0.15)
                                       -------               ------                  -------               ------
 Net Asset Value, End of Period....    $ 18.69               $18.63                  $ 16.55               $16.50
                                       =======               ======                  =======               ======
 Total Return(5)...................      16.40%               16.17%                   66.51%               65.98%
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's).........................    $35,702               $2,929                  $23,665               $2,075
 Ratio of expenses to average net
   assets:
     Before expense
       reimbursement...............       2.03%                2.28%                    2.34%                2.59%
     After expense reimbursement...       1.74%                1.99%                    2.34%                2.59%
 Ratio of net investment income
   (loss) to average net assets:
     Before expense
       reimbursement...............       1.01%                0.76%                    2.14%                1.89%
     After expense reimbursement...       1.30%                1.05%                    2.14%                1.89%
 Portfolio turnover rate...........        N/A                  N/A                      N/A                  N/A

------------------

(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

                                             THE SMALL CAP
                                          OPPORTUNITIES FUND
    -----------------------------------------------------------------------------------------------
    NO LOAD CLASS        ADVISOR CLASS A          NO LOAD CLASS                      NO LOAD CLASS
       FOR THE               FOR THE                 FOR THE                           MARCH 20,
     YEAR ENDED            YEAR ENDED              YEAR ENDED     ADVISOR CLASS A   2000(+) THROUGH
    DECEMBER 31,          DECEMBER 31,            DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
        2002                  2002                    2001            2001(+)            2000
    -------------        ---------------          -------------   ---------------   ---------------
        $14.50               $14.50                  $11.10           $14.50            $10.00
        ------               ------                  ------           ------            ------
         (0.18)(6)            (0.20)(6)               (0.19)(6)           --             (0.00)(7)
         (4.21)               (4.20)                   3.59               --              1.10
        ------               ------                  ------           ------            ------
         (4.39)               (4.40)                   3.40               --              1.10
        ------               ------                  ------           ------            ------
            --                   --                      --               --                --
         (0.07)               (0.07)                     --               --                --
        ------               ------                  ------           ------            ------
         (0.07)               (0.07)                     --               --                --
        ------               ------                  ------           ------            ------
        $10.04               $10.03                  $14.50           $14.50            $11.10
        ======               ======                  ======           ======            ======
        (30.28)%             (30.35)%                 30.63%            0.00%(1)         11.00%(1)
        $3,313               $  172                  $9,266           $    1            $  517
          2.95%                3.20%                   3.73%             N/A             24.50%(2)
          2.74%                2.99%                   2.74%             N/A              2.00%(2)
         (1.59)%              (1.84)%                 (2.37)%            N/A            (22.59)%(2)
         (1.38)%              (1.63)%                 (1.38)%            N/A             (0.09)%(2)
           N/A                  N/A                     N/A              N/A                 8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                           THE KINETICS GOVERNMENT MONEY MARKET FUND
                            ------------------------------------------------------------------------
                                                                                        FEBRUARY 3,
                              FOR THE        FOR THE        FOR THE        FOR THE        2000(+)
                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                2004           2003           2002           2001           2000
                            ------------   ------------   ------------   ------------   ------------
PER SHARE DATA(3)
  Net Asset Value,
    Beginning of Period....    $ 1.00         $ 1.00        $   1.00       $  1.00        $  1.00
                               ------         ------        --------       -------        -------
  Income from Investment
    Operations:
    Net investment income..        --             --            0.00(4)       0.02           0.04
    Net realized and
      unrealized gain on
      investments..........        --             --              --            --             --
                               ------         ------        --------       -------        -------
        Total gain from
          investment
          operations.......        --             --            0.00(4)       0.02           0.04
                               ------         ------        --------       -------        -------
  Less Distributions:
    From net investment
      income...............        --             --           (0.00)(4)     (0.02)         (0.04)
    From net realized
      gains................        --             --              --            --             --
                               ------         ------        --------       -------        -------
        Total
          distributions....        --             --           (0.00)(4)     (0.02)         (0.04)
                               ------         ------        --------       -------        -------
  Net Asset Value, End of
    Period.................    $ 1.00         $ 1.00        $   1.00       $  1.00        $  1.00
                               ======         ======        ========       =======        =======
  Total Return.............      0.00%          0.00%           0.22%         2.36%          4.20%(1)
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)................    $1,166         $3,048        $128,657       $94,886        $21,532
  Ratio of expenses to
    average net assets:
      Before expense
        reimbursement......      2.11%          1.32%           1.29%         1.35%          1.43%(2)
      After expense
        reimbursement......      0.98%          0.94%           1.23%         1.24%          1.25%(2)
  Ratio of net investment
    income (loss) to
    average net assets:
      Before expense
        reimbursement......     (1.13)%        (0.38)%          0.13%         2.12%          4.61%(2)
      After expense
        reimbursement......      0.00%          0.00%           0.19%         2.23%          4.79%(2)
  Portfolio turnover
    rate...................       N/A            N/A             N/A           N/A            N/A

------------------

(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC.
 REPORT OF INDEPENDENT REGISTERED
 PUBLIC ACCOUNTING FIRM

     To the Shareholders of and Board of Directors
     Kinetics Mutual Funds, Inc.
     Sleepy Hollow, New York

     We have audited the accompanying statements of assets and liabilities of The Internet Fund, The Internet Emerging Growth Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund and The Kinetics Government Money Market Fund, each a series of shares of Kinetics Mutual Funds, Inc. (the "Funds"), as of December 31, 2004, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for each of the four years in the period ended December 31, 2003 were audited by other auditors whose report dated February 20, 2004 expressed an unqualified opinion on the statement of changes in net assets and the financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Funds as of December 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
     TAIT, WELLER & BAKER
     Philadelphia, Pennsylvania
     February 11, 2005

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 ALLOCATION OF PORTFOLIO ASSETS
 December 31, 2004

THE INTERNET PORTFOLIO
[GRAPH]

Common Stocks                                                                    76.33
Short-Term Investments                                                           15.27
Preferred Stocks                                                                  2.64
Corporate Bonds                                                                   2.55
Rights                                                                            1.99
Convertible Bonds                                                                 1.35
Put Options                                                                          0
Call Options                                                                         0
Written Options                                                                  -0.01
Investments Purchased with Cash Proceeds from Securities                          8.67
  Lending
Other Assets and Liabilities                                                     -8.79

THE INTERNET EMERGING GROWTH PORTFOLIO
[GRAPH]

Common Stocks                                                                     65.6
Short-Term Investments                                                           22.59
Preferred Stocks                                                                  0.05
Corporate Bonds                                                                   4.31
Rights                                                                            4.24
Convertible Bonds                                                                 2.96
Put Options                                                                       0.24
Call Options                                                                         0
Written Options                                                                  -0.26
Investments Purchased with Cash Proceeds from Securities                          5.51
  Lending
Other Assets and Liabilities                                                     -5.24

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 ALLOCATION OF PORTFOLIO ASSETS
 December 31, 2004 -- (Continued)

THE PARADIGM PORTFOLIO
[GRAPH]

Common Stocks                                                                    92.52
Short-Term Investments                                                            7.02
Preferred Stocks                                                                  0.00
Corporate Bonds                                                                   0.00
Rights                                                                            0.00
Convertible Bonds                                                                 0.00
Put Options                                                                       0.00
Call Options                                                                      0.12
Written Options                                                                   0.00
Investments Purchased with Cash Proceeds from Securities                          7.12
  Lending
Other Assets and Liabilities                                                     -6.78

THE MEDICAL PORTFOLIO
[GRAPH]

Common Stocks                                                                     99.5
Short-Term Investments                                                            0.56
Preferred Stocks                                                                     0
Corporate Bonds                                                                      0
Rights                                                                            0.01
Convertible Bonds                                                                    0
Put Options                                                                       0.09
Call Options                                                                         0
Written Options                                                                  -0.02
Investments Purchased with Cash Proceeds from Securities                          3.51
  Lending
Other Assets and Liabilities                                                     -3.65

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 ALLOCATION OF PORTFOLIO ASSETS
 December 31, 2004 -- (Continued)

THE SMALL CAP OPPORTUNITIES PORTFOLIO
[GRAPH]

Common Stocks                                                                    81.33
Short-Term Investments                                                           14.21
Rights                                                                            2.20
Convertible Bonds                                                                 1.40
Investments Purchased with Cash Proceeds from Securities                         13.61
  Lending
Liabilities in Excess of Other Assets                                           -12.68

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2004

COMMON STOCKS -- 76.33%+                       SHARES          VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 7.54%+
PrimaCom AG ADR*.........................        610,000    $    512,400
UnitedGlobalCom, Inc. -- Class A*(2).....      1,490,000      14,393,400
XM Satellite Radio Holdings,
  Inc. -- Class A*.......................         10,000         376,200
                                                            ------------
                                                              15,282,000
                                                            ------------
BUSINESS SERVICES -- 1.49%+
eSPEED, Inc. -- Class A*.................        100,000       1,237,000
Ritchie Bros. Auctioneers Incorporated...         54,000       1,785,240
                                                            ------------
                                                               3,022,240
                                                            ------------
COMPUTER GRAPHICS -- 0.04%+
Pixar*...................................          1,000          85,610
                                                            ------------
COMPUTER HARDWARE/SOFTWARE -- 2.17%+
Apple Computer, Inc.*....................          1,000          64,400
Comdisco Holding Company, Inc.*(2).......        194,400       4,337,064
                                                            ------------
                                                               4,401,464
                                                            ------------
COMPUTER SERVICES -- 11.92%+
Anteon International Corporation*........         24,000       1,004,640
CACI International, Inc. -- Class A*.....        248,000      16,896,240
ManTech International Corporation --
  Class A*...............................        144,000       3,418,560
SunGard Data Systems Inc.*...............        100,000       2,833,000
                                                            ------------
                                                              24,152,440
                                                            ------------
CONSULTING SERVICES -- 0.52%+
FTI Consulting, Inc.*....................         50,000       1,053,500
                                                            ------------
E-BUSINESS SERVICES -- 5.43%+
FindWhat.com*............................         10,000         177,300
Harris Interactive, Inc.*................      1,080,000       8,532,000
NetRatings, Inc.*........................        120,000       2,300,400
                                                            ------------
                                                              11,009,700
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
E-COMMERCE -- 13.17%+
CheckFree Corporation*...................        400,000    $ 15,232,000
eBay, Inc.*(1)...........................         35,000       4,069,800
Getty Images, Inc.*......................         32,900       2,265,165
MarketWatch.com, Inc.*...................        232,000       4,176,000
Overstock.com, Inc.*(2)..................          1,000          69,000
WebMD Corporation*(1)....................        109,000         889,440
                                                            ------------
                                                              26,701,405
                                                            ------------
EDUCATION -- 1.19%+
Apollo Group, Inc. -- Class A*...........         30,000       2,421,300
                                                            ------------
HOLDING COMPANY -- 10.58%+
Groupe Bruxelles Lambert S.A. ...........         50,000       4,070,953
Leucadia National Corporation............        250,000      17,370,000
                                                            ------------
                                                              21,440,953
                                                            ------------
INDEX FUND -- 0.02%+
Internet HOLDRs Trust*(1)................            500          35,635
                                                            ------------
INFRASTRUCTURE -- 2.92%+
Lynch Interactive Corporation*...........        184,400       5,900,800
Sunshine PCS Corporation -- Class A*.....        149,890          14,989
                                                            ------------
                                                               5,915,789
                                                            ------------
INTERNET SEARCH ENGINES -- 0.25%+
Netease.com, Inc. ADR*...................          5,000         264,150
SINA Corporation*........................          5,000         160,300
Sohu.com, Inc.*(2).......................          5,000          88,550
                                                            ------------
                                                                 513,000
                                                            ------------
MEDIA CONTENT -- 11.87%+
Marvel Enterprises, Inc.*................            322           6,595
The E.W. Scripps Company.................          1,600          77,248
The Washington Post Company -- Class B...         24,400      23,985,688
                                                            ------------
                                                              24,069,531
                                                            ------------
MULTIMEDIA -- 2.10%+
Gemstar -- TV Guide International,
  Inc.*..................................        720,000       4,262,400
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
xRETAIL -- 0.08%+
Copart, Inc.*............................          6,000    $    157,920
                                                            ------------
TRANSPORT -- SERVICES -- 4.30%+
C.H. Robinson Worldwide, Inc. ...........         36,000       1,998,720
Expeditors International of Washington,
  Inc. ..................................        120,000       6,705,600
                                                            ------------
                                                               8,704,320
                                                            ------------
WIRELESS INFRASTRUCTURE -- 0.74%+
QUALCOMM Inc. ...........................         16,000         678,400
Research In Motion Limited*..............         10,000         824,200
                                                            ------------
                                                               1,502,600
                                                            ------------
TOTAL COMMON STOCKS
  (cost $145,668,912)....................                    154,731,807
                                                            ------------

PREFERRED STOCKS -- 2.64%+
------------------------------------------------------------------------
xCABLE TELEVISION PROVIDER -- 0.05%+
Adelphia Communications Corporation, CLB,
  7.500%.................................        190,000          95,000
                                                            ------------
E-COMMERCE -- 2.59%+
InterActiveCorp, CLB, 1.990%(2)..........        108,104       5,243,044
                                                            ------------
TOTAL PREFERRED STOCKS
  (cost $5,721,979)......................                      5,338,044
                                                            ------------

                                              PRINCIPAL
CORPORATE BONDS -- 2.55%+                      AMOUNT
------------------------------------------------------------------------
XACCESS/BROADBAND -- 0.99%+
UnitedGlobalCom, Inc., CLB, 10.750%,
  2/15/2008 (Default Effective
  10/6/2003)*(+)++.......................    $ 2,000,000       2,000,000
                                                            ------------
INTERNET TECHNOLOGY
  INFRASTRUCTURE -- 1.56%+
Level 3 Communications, Inc., CLB,
  0.000%, 3/15/2010*(+)(2)...............      3,600,000       3,168,000
                                                            ------------
TOTAL CORPORATE BONDS
  (cost $5,166,207)......................                      5,168,000
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

CORPORATE BONDS --                            PRINCIPAL
CONVERTIBLE -- 1.35%+                          AMOUNT          VALUE
------------------------------------------------------------------------
CABLE TELEVISION PROVIDER -- 0.02%+
Adelphia Communications Corporation,
  6.000%, 2/15/2006 (Default Effective
  8/12/2002)*............................    $   200,000    $     43,000
                                                            ------------
INTERNET TECHNOLOGY INFRASTRUCTURE --
  1.33%+
Level 3 Communications, Inc., CLB,
  6.000%, 3/15/2010(2)...................      4,600,000       2,696,750
                                                            ------------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $2,416,834)......................                      2,739,750
                                                            ------------

RIGHTS -- 1.99%+                               SHARES
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 1.99%+
Comdisco Holding Company, Inc.#(2) (cost
  $3,161,089)............................     12,000,699       4,020,234
                                                            ------------

PUT OPTIONS PURCHASED -- 0.00%+               CONTRACTS
------------------------------------------------------------------------
EBAY, INC.
  Expiring January 2005 at $20.00........            100             250
  Expiring January 2005 at $35.00........             50             125
                                                            ------------
                                                                     375
                                                            ------------
Electronic Arts, Inc.
  Expiring January 2005 at $25.00........            100             250
                                                            ------------
Internet HOLDRs Trust
  Expiring January 2006 at $60.00........              7           2,275
  Expiring January 2007 at $70.00........              7           6,545
                                                            ------------
                                                                   8,820
                                                            ------------
TOTAL PUT OPTIONS PURCHASED
  (cost $122,940)........................                          9,445
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                              PRINCIPAL
SHORT-TERM INVESTMENTS -- 15.27%+              AMOUNT          VALUE
------------------------------------------------------------------------
DISCOUNT NOTES -- 15.24%+
Federal Home Loan Bank Discount Note,
  2.0000%, 1/3/2005......................    $30,897,000    $ 30,895,541
                                                            ------------
INVESTMENT COMPANIES -- 0.03%+
First American Prime Obligations Fund --
  Class I................................         63,765          63,765
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $30,959,306).....................                     30,959,306
                                                            ------------

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES
LENDING -- 8.67%+                              SHARES
------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.19%+
Merrill Lynch Premier Institutional
  Fund...................................        397,019         397,019
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                              PRINCIPAL
                                               AMOUNT          VALUE
------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.48%+
CS First Boston Repurchase Agreement,
  2.373%, 1/3/2005(3)....................    $ 5,369,932    $  5,369,932
  2.290%, 1/3/2005(3)....................      5,369,932       5,369,932
  2.290%, 1/3/2005(3)....................      3,221,960       3,221,960
  2.290%, 1/3/2005(3)....................      3,221,959       3,221,959
                                                            ------------
                                                              17,183,783
                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $17,580,802).....................                     17,580,802
                                                            ------------
TOTAL INVESTMENTS -- 108.80%+
  (COST $210,798,069)....................                   $220,547,388
                                                            ============

-------------------------
* -- Non-income producing security.
(+) -- Security has a stepped rate. The rate listed is as of December 31, 2004. + -- Calculated as a percentage of net assets.
++ -- Fair Valued Security.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
CLB -- Callable Security.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $17,266,463 at December 31, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2004

COMMON STOCKS -- 65.60%+                           SHARES        VALUE
-------------------------------------------------------------------------
ACCESS/BROADBAND -- 1.34%+
PrimaCom AG ADR*..............................       4,750     $    3,990
UTStarcom, Inc.*(2)...........................       2,600         57,590
                                                               ----------
                                                                   61,580
                                                               ----------
BROADCAST SERVICES -- 0.15%+
Liberty Media Corporation -- Class A*.........         504          5,534
Liberty Media International, Inc. -- Class
  A*..........................................          30          1,387
                                                               ----------
                                                                    6,921
                                                               ----------
BUSINESS SERVICES -- 17.75%+
Deluxe Corporation............................       1,100         41,063
eSPEED, Inc. -- Class A*......................      10,000        123,700
FactSet Research Systems, Inc. ...............         400         23,376
Interactive Data Corporation*.................      13,000        282,620
John H. Harland Company.......................       1,000         36,100
Valassis Communications, Inc.*................       2,300         80,523
Websense, Inc.*...............................       4,500        228,240
                                                               ----------
                                                                  815,622
                                                               ----------
COMPUTER HARDWARE/SOFTWARE -- 4.52%+
Comdisco Holding Company, Inc.*...............       9,300        207,483
                                                               ----------
COMPUTER/MEMORY DEVICES -- 3.01%+
M-Systems Flash Disk Pioneers Ltd.*...........       7,000        138,040
                                                               ----------
COMPUTER SERVICES -- 5.02%+
SI International, Inc.*.......................       7,500        230,700
                                                               ----------
DISTRIBUTION/WHOLESALE -- 1.92%+
Navarre Corporation*..........................       5,000         88,000
                                                               ----------
E-BUSINESS SERVICES -- 3.70%+
Digital River, Inc.*..........................       1,000         41,610
NetRatings, Inc.*.............................       6,700        128,439
                                                               ----------
                                                                  170,049
                                                               ----------
HOLDINGS COMPANY -- 4.82%+
Groupe Bruxelles Lambert S.A. ................       1,200         97,703
Naspers Limited ADR...........................         947        123,584
                                                               ----------
                                                                  221,287
                                                               ----------
INDEX FUND -- 1.74%+
Nasdaq-100 Index Tracking Stock(1)............       2,000         79,820
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                                   SHARES        VALUE
-------------------------------------------------------------------------
INFRASTRUCTURE -- 7.74%+
IDT Corporation*..............................       5,300     $   77,804
IDT Corporation -- Class B*...................       5,300         82,044
Lynch Interactive Corporation*................       6,100        195,200
Sunshine PCS Corporation -- Class A*..........       6,000            600
                                                               ----------
                                                                  355,648
                                                               ----------
INTERNET SEARCH ENGINES -- 0.74%+
Netease.com, Inc. ADR*........................         240         12,679
SINA Corp*....................................         500         16,030
Sohu.com, Inc.*...............................         300          5,313
                                                               ----------
                                                                   34,022
                                                               ----------
INTERNET TECHNOLOGY/SOFTWARE -- 4.80%+
ActivCard Corporation*........................       7,500         66,750
Imergent, Inc.*...............................       2,500         37,875
Lionbridge Technologies, Inc.*................       4,000         26,880
ProQuest Company*.............................       3,000         89,100
                                                               ----------
                                                                  220,605
                                                               ----------
MULTIMEDIA -- 0.64%+
Gemstar -- TV Guide International, Inc.*......       5,000         29,600
                                                               ----------
TELECOMMUNICATIONS -- 3.56%+
RCN Corporation*..............................       5,942        136,666
Warwick Valley Telephone Company..............       1,200         27,036
                                                               ----------
                                                                  163,702
                                                               ----------
TITLE INSURANCE -- 4.15%+
Fidelity National Financial, Inc. ............       4,173        190,581
                                                               ----------
TOTAL COMMON STOCKS
  (cost $2,245,217)...........................                  3,013,660
                                                               ----------

PREFERRED STOCKS -- 0.05%+
-------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.05%+
PTV, Inc. -- Series A, CLB, 10.000% (cost
  $3,774).....................................         487          2,094
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                                  PRINCIPAL
CORPORATE BONDS -- 4.31%+                          AMOUNT        VALUE
-------------------------------------------------------------------------
INFRASTRUCTURE -- 4.31%+
RCN Corporation, CLB, 11.125%, 10/15/2007*++
  (Default Effective 4/15/2004)...............    $200,000     $       --
Level Three Communications, Inc., CLB, 0.000%,
  3/15/2010*(+)(2)............................     225,000        198,000
                                                               ----------
TOTAL CORPORATE BONDS
  (cost $194,748).............................                    198,000
                                                               ----------

CORPORATE BONDS -- CONVERTIBLE -- 2.96%+
-------------------------------------------------------------------------
INFRASTRUCTURE -- 2.96%+
Conexant Systems, Inc., CLB, 4.000%, 2/1/2007
  (cost $114,679).............................     150,000        135,750
                                                               ----------

RIGHTS -- 4.24%+                                   SHARES
-------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 4.24%+
Comdisco Holding Company, Inc.# (cost
  $245,273)...................................     581,000        194,635
                                                               ----------

PUT OPTIONS PURCHASED -- 0.24%+                   CONTRACTS
-------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock
  Expiring January 2007 at $39.68 (cost
  $11,564)....................................          28         10,920
                                                               ----------

                                                  PRINCIPAL
SHORT-TERM INVESTMENTS -- 22.59%+                  AMOUNT
-------------------------------------------------------------------------
DISCOUNT NOTES -- 17.31%+
Federal Home Loan Bank Discount Note, 2.0000%,
  01/03/2005..................................    $795,000        794,962
                                                               ----------
VARIABLE RATE DEMAND NOTES** -- 5.28%+
American Family, 2.0043%......................      44,928         44,928
U.S. Bank, N.A., 2.1700%......................     134,813        134,813
Wisconsin Corporate Central Credit Union,
  2.0900%.....................................      63,037         63,037
                                                               ----------
                                                                  242,778
                                                               ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,037,740)...........................                  1,037,740
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

INVESTMENTS PURCHASED WITH CASH                   PRINCIPAL
PROCEEDS FROM SECURITIES LENDING --               AMOUNT OR
5.51%+                                             SHARES        VALUE
-------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.12%+
Merrill Lynch Premier Institutional Fund......       5,720     $    5,720
                                                               ----------
REPURCHASE AGREEMENTS -- 5.39%+
CS First Boston Repurchase Agreement,
  2.373%, 1/3/2005(3).........................    $ 77,369         77,369
  2.290%, 1/3/2005(3).........................      77,369         77,369
  2.290%, 1/3/2005(3).........................      46,421         46,421
  2.290%, 1/3/2005(3).........................      46,422         46,422
                                                               ----------
                                                                  247,581
                                                               ----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING
  (cost $253,301).............................                    253,301
                                                               ----------
TOTAL INVESTMENTS -- 105.50%+ (COST
  $4,106,296).................................                 $4,846,100
                                                               ==========

-------------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.
(+) -- Security has a stepped rate. The rate is listed as of December 31, 2004. ADR -- American Depository Receipts.
CLB -- Callable Security.
+ -- Calculated as a percentage of net assets.
++ -- Fair Valued Security.
# -- Contingent value right (contingent upon profitability of company).
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $264,281 at December 31, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2004

COMMON STOCKS -- 92.52%+                     SHARES        VALUE
--------------------------------------------------------------------
AGRICULTURAL CHEMICALS -- 0.01%+
Potash Corporation of Saskatchewan
  Inc. ..................................         100   $      8,306
                                                        ------------
AGRICULTURAL OPERATIONS -- 2.16%+
Archer-Daniels-Midland Company...........      56,000      1,249,360
Bunge Limited(2).........................      25,500      1,453,755
                                                        ------------
                                                           2,703,115
                                                        ------------
AIRLINES -- 0.45%+
China Eastern Airlines Corporation
  Limited ADR*(2)........................      25,000        560,500
                                                        ------------
AUTO INSURANCE -- 4.05%+
Mercury General Corporation..............      22,000      1,318,240
The Progressive Corporation..............      44,400      3,766,896
                                                        ------------
                                                           5,085,136
                                                        ------------
AUTO MANUFACTURING -- 0.68%+
Brilliance China Automotive Holdings
  Limited ADR(2).........................      40,000        772,000
Great Wall Automobile Holdings Company,
  Limited -- Class H*....................      20,000          9,199
Toyota Industries Corporation............       3,000         74,949
                                                        ------------
                                                             856,148
                                                        ------------
BANKS -- 5.01%+
HDFC Bank Ltd. ADR.......................       4,400        199,584
ICICI Bank Limited ADR...................       9,000        181,350
M&T Bank Corporation.....................      40,800      4,399,872
State Bank of India GDR..................      10,000        365,000
Wells Fargo and Company..................      18,200      1,131,130
                                                        ------------
                                                           6,276,936
                                                        ------------
BEVERAGES -- 0.01%+
Taittinger S.A. .........................          25          7,309
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                             SHARES        VALUE
--------------------------------------------------------------------
BUSINESS SERVICES -- 1.17%+
Deluxe Corporation.......................      10,000   $    373,300
Iron Mountain Incorporated*..............       1,500         45,735
Moody's Corporation......................      12,000      1,042,200
                                                        ------------
                                                           1,461,235
                                                        ------------
CASINO/HOTELS -- 1.08%+
MGM MIRAGE*..............................      18,000      1,309,320
Wynn Resorts, Limited*...................         600         40,152
                                                        ------------
                                                           1,349,472
                                                        ------------
CELLULAR TELECOM SERVICES -- 0.03%+
China Mobile Limited ADR.................       2,000         34,320
                                                        ------------
COMPUTER SERVICES -- 2.34%+
CACI International, Inc. -- Class A*.....      41,400      2,820,582
SunGard Data Systems Inc.*...............       4,000        113,320
                                                        ------------
                                                           2,933,902
                                                        ------------
CONSULTING SERVICES -- 0.03%+
FTI Consulting, Inc.*....................       2,000         42,140
                                                        ------------
DATA PROCESSING SERVICES -- 0.00%+
Automatic Data Processing, Inc. .........         100          4,435
                                                        ------------
ENERGY-EXPLORATION & PRODUCTION -- 7.74%+
Calpine Corporation*(2)..................     190,000        748,600
Canadian Oil Sands Trust.................       1,000         56,430
CNOOC Limited ADR........................      40,000      2,167,600
EnCana Corporation.......................      12,200        696,132
Nexen Inc. ..............................       6,600        268,290
Suncor Energy, Inc. .....................     163,000      5,770,200
                                                        ------------
                                                           9,707,252
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                             SHARES        VALUE
--------------------------------------------------------------------
ENERGY-INTEGRATED -- 1.27%+
China Petroleum and Chemical Corporation
  ADR....................................       2,000   $     81,980
Imperial Oil Ltd. .......................       6,000        356,400
PetroChina Company Limited ADR...........      12,000        644,280
Shell Canada Limited.....................       7,200        480,681
Statoil ASA ADR..........................       2,000         31,760
                                                        ------------
                                                           1,595,101
                                                        ------------
ENERGY-PIPELINE -- 10.16%+
El Paso Corporation......................     642,000      6,676,800
The Williams Companies, Inc. ............     372,000      6,059,880
                                                        ------------
                                                          12,736,680
                                                        ------------
FINANCE -- 0.47%+
Equifax Inc. ............................         100          2,810
Hong Kong Exchanges & Clearing Limited...      36,000         96,337
Jefferies Group, Inc. ...................       3,000        120,840
The Student Loan Corporation.............       2,000        368,000
                                                        ------------
                                                             587,987
                                                        ------------
FOOD-MISC/DIVERSIFIED -- 0.13%+
Cadbury Schweppes PLC ADR................       2,000         75,400
McCormick & Company, Incorporated........       1,000         38,600
The J. M. Smucker Company................       1,000         47,070
                                                        ------------
                                                             161,070
                                                        ------------
HOLDING COMPANIES -- 10.69%+
Berkshire Hathaway Inc. -- Class B*......       1,500      4,404,000
Brascan Corporation -- Class A...........       1,500         54,015
Groupe Bruxelles Lambert S.A. ...........      18,000      1,465,543
Leucadia National Corporation............      87,600      6,086,448
Pargesa Holding AG -- Class B............         240        844,253
Wesco Financial Corporation..............       1,400        550,200
                                                        ------------
                                                          13,404,459
                                                        ------------
HOSPITALITY -- 0.01%+
Societe du Lourve........................         100         12,668
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                             SHARES        VALUE
--------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 3.53%+
Reliant Energy Inc.*.....................     324,000   $  4,422,600
                                                        ------------
INSURANCE-DIVERSIFIED -- 0.89%+
China Life Insurance Company, Limited
  ADR*(2)................................       3,000         79,320
Power Corporation of Canada..............      40,000      1,034,929
                                                        ------------
                                                           1,114,249
                                                        ------------
INVESTMENT MANAGEMENT -- 0.01%+
Eaton Vance Corp. .......................         100          5,215
Legg Mason, Inc. ........................         100          7,326
                                                        ------------
                                                              12,541
                                                        ------------
MEDIA CONTENT -- 6.01%+
Dow Jones & Company, Inc. ...............         100          4,306
Meredith Corporation.....................       2,000        108,400
The E.W. Scripps Company -- Class A......       7,200        347,616
The New York Times Company -- Class A....         600         24,480
The Walt Disney Company..................       6,150        170,970
The Washington Post Company -- Class B...       7,000      6,881,140
                                                        ------------
                                                           7,536,912
                                                        ------------
METALS -- 0.02%+
Aluminum Corporation of China Limited
  ADR....................................         500         29,275
                                                        ------------
MINING -- 0.68%+
Anglo American PLC ADR(2)................      36,000        856,440
                                                        ------------
NON-FERROUS METALS -- 0.02%+
Cameco Corporation.......................         200         20,972
                                                        ------------
PROPERTY/CASUALTY INSURANCE-DIVERSIFIED--
  6.99%+
Alleghany Corporation*...................         612        174,573
Millea Holdings, Inc. ADR................       4,000        298,436
White Mountains Insurance Group, Ltd. ...      12,844      8,297,224
                                                        ------------
                                                           8,770,233
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                             SHARES        VALUE
--------------------------------------------------------------------
PUBLIC THOROUGHFARES -- 0.94%+
Anhui Expressway Co.,Ltd. -- Class H.....     660,000   $    341,773
Shenzhen Expressway Company Limited --
  Class H................................   1,000,000        379,534
Zhejiang Expressway Co., Ltd. -- Class
  H......................................     660,000        454,282
                                                        ------------
                                                           1,175,589
                                                        ------------
PUBLISHING -- 0.05%+
John Wiley & Sons, Inc. -- Class B.......       2,000         69,200
                                                        ------------
REAL ESTATE DEVELOPMENT -- 4.04%+
American Real Estate Partners, L.P.*.....      92,000      2,631,200
Forest City Enterprises, Inc. -- Class
  A......................................       8,600        494,930
Pope Resources, L.P. ....................       1,800         45,000
Texas Pacific Land Trust.................      14,000      1,890,700
The St. Joe Company......................         100          6,420
                                                        ------------
                                                           5,068,250
                                                        ------------
REAL ESTATE DIVERSIFIED -- 0.07%+
Vornado Realty Trust.....................       1,200         91,356
                                                        ------------
RE-INSURANCE -- 0.27%+
Montpelier Re Holdings, Ltd. ............       4,000        153,800
Renaissance Re Holdings, Ltd. ...........       3,600        187,488
                                                        ------------
                                                             341,288
                                                        ------------
RETAIL-DIVERSIFIED -- 3.35%+
Kmart Holding Corporation*...............      42,400      4,195,480
                                                        ------------
SECURITIES EXCHANGES -- 1.18%+
Deutsche Boerse AG.......................         400         24,059
Euronext NV..............................       9,600        292,293
London Stock Exchange PLC................       6,857         76,619
The Chicago Mercantile Exchange..........       4,600      1,052,020
TSX Group Inc. ..........................         800         35,849
                                                        ------------
                                                           1,480,840
                                                        ------------
SPECIALTY INSURANCE -- 1.16%+
Markel Corporation*......................       4,000      1,456,000
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                             SHARES        VALUE
--------------------------------------------------------------------
TITLE INSURANCE -- 0.06%+
Fidelity National Financial, Inc. .......       1,600   $     73,072
                                                        ------------
TRANSPORT-SERVICES -- 1.05%+
C. H. Robinson Worldwide, Inc. ..........       3,600        199,872
Expeditors International of Washington,
  Inc. ..................................      20,000      1,117,600
                                                        ------------
                                                           1,317,472
                                                        ------------
UTILITIES-DIVERSIFIED -- 3.66%+
CenterPoint Energy, Inc. ................     406,000      4,587,800
                                                        ------------
UTILITIES-DOMESTIC -- 6.94%+
Allegheny Energy, Inc.*(2)...............     242,400      4,777,704
PG&E Corporation*........................      24,000        798,720
TXU Corporation..........................      48,500      3,131,160
                                                        ------------
                                                           8,707,584
                                                        ------------
UTILITIES-FOREIGN -- 3.91%+
Huaneng Power International, Inc.
  ADR(2).................................      70,000      2,101,400
Korea Electric Power Corporation ADR.....     212,000      2,806,880
                                                        ------------
                                                           4,908,280
                                                        ------------
WATER -- 0.20%+
Suez SA ADR..............................      10,000        267,500
                                                        ------------
TOTAL COMMON STOCKS
  (cost $89,494,810).....................                116,031,104
                                                        ------------

CALL OPTIONS PURCHASED -- 0.12%+           CONTRACTS
--------------------------------------------------------------------
TXU Corporation
  Expiring January 2007 at $45.00 (cost
  $143,073)..............................          71        148,035
                                                        ------------

PUT OPTIONS PURCHASED -- 0.00%+
--------------------------------------------------------------------
The Kroger Co.
  Expiring January 2005 at $10.00 (cost
  $4,830)................................         100            250
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                           PRINCIPAL
SHORT-TERM INVESTMENTS -- 7.02%+             AMOUNT        VALUE
--------------------------------------------------------------------
DISCOUNT NOTES -- 5.68%+
Federal Home Loan Bank Discount Note
  2.0000%, 01/03/2005....................  $7,118,000   $  7,117,664
                                                        ------------
VARIABLE RATE DEMAND NOTES** -- 1.34%+
American Family, 2.0043%.................         254            254
U.S. Bank, N.A., 2.1700%.................   1,685,497      1,685,497
Wisconsin Corporate Central Credit Union,
  2.0900%................................       1,924          1,924
                                                        ------------
                                                           1,687,675
                                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $8,805,339)......................                  8,805,339
                                                        ------------

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING -- 7.12%+
--------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.16%+
Merrill Lynch Premier Institutional
  Fund...................................     201,628        201,628
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES              PRINCIPAL
LENDING -- 7.12%+                            AMOUNT        VALUE
--------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.96%+
CS First Boston Repurchase Agreement,
  2.373%, 1/3/2005(3)....................  $2,727,147   $  2,727,147
  2.290%, 1/3/2005(3)....................   2,727,147      2,727,147
  2.290%, 1/3/2005(3)....................   1,636,288      1,636,288
  2.290%, 1/3/2005(3)....................   1,636,288      1,636,288
                                                        ------------
                                                           8,726,870
                                                        ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $8,928,498)......................                  8,928,498
                                                        ------------
TOTAL INVESTMENTS -- 106.78%+ (COST
  $107,376,550)..........................               $133,913,226
                                                        ============

-------------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
+ -- Calculated as a percentage of Net Assets.
(2) -- This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $8,328,400 at December 31, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2004

COMMON STOCKS -- 99.50%+                         SHARES         VALUE
------------------------------------------------------------------------
BIOMEDICAL -- 41.05%+
AEterna Zentaris Inc*(2)...................        12,000    $    75,120
Amgen, Inc.*...............................         9,800        628,670
Antigenics, Inc.*(2).......................           892          9,027
Arena Pharmaceuticals, Inc.*...............        14,000         93,660
AVAX Technologies, Inc.*...................        50,000         15,500
Avigen, Inc.*(2)...........................        21,000         68,460
Biogen Idec, Inc.*.........................        23,250      1,548,683
Biomira, Inc.*.............................        37,000         89,170
Cambridge Antibody Technology Group PLC
  ADR*.....................................        15,000        212,520
Cell Genesys, Inc.*(2).....................        11,725         94,972
Chiron Corporation*(1).....................        33,000      1,099,890
CuraGen Corporation*(2)....................        13,000         93,080
deCODE genetics, Inc.*.....................        11,000         85,910
EntreMed, Inc.*(2).........................        11,000         35,640
Genencor International, Inc.*..............        20,000        328,000
Genzyme Corporation*.......................        22,038      1,279,747
Human Genome Sciences, Inc.*...............        17,000        204,340
ImmunoGen, Inc.*...........................         6,000         53,040
Isis Pharmaceuticals, Inc.*................         5,000         29,500
Isotechnika, Inc. *........................        15,000         29,420
Maxim Pharmaceuticals, Inc.*(2)............        10,000         30,200
Medarex, Inc.*(2)..........................        20,000        215,600
MedImmune, Inc.*...........................        29,500        799,745
Millennium Pharmaceuticals, Inc.*..........        27,296        330,828
NeoRx Corporation*.........................        27,000         56,430
OSI Pharmaceuticals, Inc.*.................           790         59,131
Progenics Pharmaceuticals, Inc.*...........         3,200         54,912
Protein Design Labs, Inc.*.................        12,000        247,920
Savient Pharmaceuticals Inc.*..............        34,000         92,140
Serono SA ADR(2)...........................        12,000        195,840

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                                   SHARES          VALUE
------------------------------------------------------------------------
BIOMEDICAL -- (CONTINUED)
Sirna Therapeutics, Inc.*..................         3,491    $    11,031
SuperGen, Inc.*(2).........................        14,000         98,700
Targeted Genetics Corporation*.............        10,000         15,500
Vical Incorporated*........................        13,500         63,450
                                                             -----------
                                                               8,345,776
                                                             -----------
CHEMICALS-DIVERSIFIED -- 5.13%+
Akzo Nobel N.V. ADR........................        10,000        424,900
Lonza Group AG.............................        11,000        619,119
                                                             -----------
                                                               1,044,019
                                                             -----------
DRUG DELIVERY SYSTEMS -- 0.28%+
Hospira, Inc. *............................         1,700         56,950
                                                             -----------
MEDICAL LABS/TESTING SERVICES -- 0.56%+
IMPATH, Inc.*..............................        26,000        114,140
                                                             -----------
PHARMACEUTICALS -- 52.48%+
Abbott Laboratories........................        17,000        793,050
Atlanta AG ADR.............................        14,000        882,000
Bristol-Meyers Squibb Company..............        15,000        384,300
China Pharmaceutical Group Limited.........     1,440,000        379,791
Cubist Pharmaceuticals, Inc.*..............         4,000         47,320
Eli Lilly and Company......................        11,000        624,250
GlaxoSmithKline PLC ADR....................        22,673      1,074,473
Johnson & Johnson..........................        10,000        634,200
MGI Pharma, Inc.*(1).......................        20,000        560,200
Novartis AG ADR............................        44,000      2,223,760
Roche Holding AG ADR.......................         4,000        460,470
Schering AG ADR............................        19,000      1,410,750
Theragenics Corporation*...................         2,000          8,120
Wyeth......................................        27,900      1,188,261
                                                             -----------
                                                              10,670,945
                                                             -----------
TOTAL COMMON STOCKS
  (cost $19,944,832).......................                   20,231,830
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                                   SHARES          VALUE
------------------------------------------------------------------------
RIGHTS -- 0.01%+
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.01%+
OSI Pharmaceuticals, Inc.# (cost $0).......        13,932    $     1,811
                                                             -----------

PUT OPTIONS PURCHASED -- 0.09%+                CONTRACTS
------------------------------------------------------------------------
MGI Pharma, Inc.
  Expiring January 2005 at $27.50 (cost
  $55,300).................................           200         18,500
                                                             -----------

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 0.56%+                 AMOUNT
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 0.56%+
U.S. Bank, N.A., 2.1700%
  (cost $113,492)..........................    $  113,492        113,492
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

INVESTMENTS PURCHASED WITH                     PRINCIPAL
CASH PROCEEDS FROM SECURITIES                    AMOUNT
LENDING -- 3.51%+                              OR SHARES        VALUE
------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.08%+
Merrill Lynch Premier Institutional Fund...    $   16,116    $    16,116
                                                             -----------
REPURCHASE AGREEMENTS -- 3.43%+
CS First Boston Repurchase Agreement,
  2.373%, 1/3/2005(3)......................       217,975        217,975
  2.290%, 1/3/2005(3)......................       217,975        217,975
  2.290%, 1/3/2005(3)......................       130,785        130,785
  2.290%, 1/3/2005(3)......................       130,785        130,785
                                                             -----------
                                                                 697,520
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $713,636)..........................                      713,636
                                                             -----------
TOTAL INVESTMENTS -- 103.67%+
  (COST $20,827,260).......................                  $21,079,269
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.
ADR -- American Depository Receipts.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $623,496 at December 31, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2004

COMMON STOCKS -- 81.33%+                         SHARES         VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 0.12%+
PrimaCom AG, ADR*..........................        54,000    $    45,360
                                                             -----------
AIRLINES -- 4.36%+
China Eastern Airlines Corporation Limited
  ADR*(2)..................................        40,000        896,800
China Southern Airlines Company Limited
  ADR*(2)..................................        40,000        791,232
                                                             -----------
                                                               1,688,032
                                                             -----------
AUTO MANUFACTURING -- 0.38%+
Brilliance China Automotive Holdings
  Limited ADR..............................         4,000         77,200
Oshkosh Truck Corporation..................         1,000         68,380
                                                             -----------
                                                                 145,580
                                                             -----------
BANKS -- 6.99%+
Banque du Liban et d'Outre-Mer S.A.L.
  (BLOM) -- Class B GDR....................         7,200        192,024
Cathay General Bancorp.....................         8,400        315,000
Center Financial Corporation...............        15,800        316,316
East West Bancorp, Inc. ...................         8,400        352,464
Farmers & Merchants Bank of Long Beach.....            12         68,160
Hanmi Financial Corporation................        10,031        360,514
Nara Bancorp, Inc. ........................        18,000        382,860
UCBH Holdings, Inc. .......................         8,400        384,888
Wilshire Bancorp, Inc.*....................        20,000        330,800
                                                             -----------
                                                               2,703,026
                                                             -----------
BUSINESS SERVICES -- 4.94%+
Loring Ward International, Limited*........        10,000             --
Quanta Services, Inc.*.....................       200,000      1,600,000
Ritchie Bros. Auctioneers Incorporated.....         9,000        297,540
Sotheby's Holdings, Inc. -- Class A*.......           800         14,528
                                                             -----------
                                                               1,912,068
                                                             -----------
COMPUTER HARDWARE/SOFTWARE -- 0.06%+
Comdisco Holding Company, Inc.*............         1,000         22,310
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
COMPUTER SERVICES -- 8.48%+
Anteon International Corporation*..........         3,600    $   150,696
CACI International Inc. -- Class A*........        32,000      2,180,160
ManTech International Corporation -- Class
  A*.......................................        40,000        949,600
                                                             -----------
                                                               3,280,456
                                                             -----------
CONSULTING SERVICES -- 0.98%+
FTI Consulting, Inc.*......................        18,000        379,260
                                                             -----------
DEFENSE -- 0.34%+
Armor Holdings, Inc.*......................           800         37,616
United Defense Industries, Inc.*...........         2,000         94,500
                                                             -----------
                                                                 132,116
                                                             -----------
ENERGY -- 1.83%+
Calpine Corporation*(2)....................       180,000        709,200
                                                             -----------
FINANCE -- 0.32%+
Greenhill & Co., Inc. .....................         3,000         86,100
Van der Moolen Holding N.V. ADR*...........         5,000         37,950
                                                             -----------
                                                                 124,050
                                                             -----------
GAS PIPELINE -- 2.98%+
Southern Union Company.....................        48,000      1,151,040
                                                             -----------
HOLDING COMPANY -- 3.39%+
PICO Holdings, Inc.*.......................        18,000        373,860
Triarc Companies, Inc. -- Class A(2).......        72,000        936,000
                                                             -----------
                                                               1,309,860
                                                             -----------
INDEPENDENT POWER PRODUCER -- 9.11%+
Reliant Energy Inc.*.......................       258,000      3,521,700
                                                             -----------
INFRASTRUCTURE -- 0.02%+
Lynch Interactive Corporation*.............           200          6,400
                                                             -----------
INVESTMENT MANAGEMENT -- 1.15%+
Gabelli Asset Management Inc. -- Class A...         1,000         48,520
Nuveen Investments -- Class A..............        10,000        394,700
                                                             -----------
                                                                 443,220
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
LIFE INSURANCE -- 0.34%+
National Western Life Insurance Company --
  Class A*.................................           800    $   133,288
                                                             -----------
MANUFACTURING -- 0.52%+
Russell Corporation........................        10,000        194,800
Steinway Musical Instruments, Inc.*........           200          5,788
                                                             -----------
                                                                 200,588
                                                             -----------
METAL FABRICATION -- 0.26%+
Commercial Metals Company..................         2,000        101,120
                                                             -----------
MINING -- 1.70%+
Aber Diamond Corporation...................         7,200        254,009
Stillwater Mining Company*.................        36,000        405,360
                                                             -----------
                                                                 659,369
                                                             -----------
MULTIMEDIA -- 0.55%+
Gemstar -- TV Guide International, Inc.*...        36,000        213,120
                                                             -----------
PROPERTY/CASUALTY INSURANCE -- 4.91%+
Alleghany Corporation*.....................         4,004      1,142,141
RLI Corp. .................................         8,000        332,560
Safety Insurance Group, Inc. ..............        12,000        373,800
Zenith National Insurance Corp. ...........         1,000         49,840
                                                             -----------
                                                               1,898,341
                                                             -----------
PUBLIC THOROUGHFARES -- 0.16%+
Sichuan Expressway Co. Limited.............       480,000         61,137
                                                             -----------
PUBLISHING -- 6.31%+
Courier Corporation........................        11,400        591,888
John Wiley & Sons, Inc. -- Class A.........        14,400        501,696
R.H. Donnelley Corporation*................        18,000      1,062,900
Value Line, Inc. ..........................         7,200        282,513
                                                             -----------
                                                               2,438,997
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                               PRINCIPAL
                                                 AMOUNT
                                               OR SHARES        VALUE
------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 0.69%+
Alexander's, Inc.*.........................           300    $    64,500
Forest City Enterprises, Inc. -- Class A...         3,200        184,160
HomeFed Corporation*.......................           200         10,525
United Capital Corporation*................           400          9,060
                                                             -----------
                                                                 268,245
                                                             -----------
TRANSPORT SERVICES -- 2.77%+
Laidlaw International, Inc.*...............        50,000      1,070,000
                                                             -----------
UTILITIES-DOMESTIC -- 17.18%+
Allegheny Energy, Inc.*(2).................       100,000      1,971,000
Aquila, Inc.*..............................       500,000      1,845,000
CMS Energy Corporation*....................       120,000      1,254,000
Sierra Pacific Resources*(2)...............       150,000      1,575,000
                                                             -----------
                                                               6,645,000
                                                             -----------
UTILITIES -- FOREIGN -- 0.47%+
China Resources Power Holdings Company
  Limited..................................       100,000         54,357
Datang International Power Generation
  Company Limited -- Class H...............       100,000         75,263
Huadian Power International Corporation
  Limited -- Class H.......................       180,000         53,263
                                                             -----------
                                                                 182,883
                                                             -----------
WASTE-TO-ENERGY SECTOR -- 0.02%+
Danielson Holding Corporation*.............         1,000          8,450
                                                             -----------
TOTAL COMMON STOCKS
  (cost $23,459,750).......................                   31,454,216
                                                             -----------
CORPORATE BONDS --
CONVERTIBLE -- 1.36%+
------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.36%+
Fairfax Financial Holdings, Limited,
  5.000%, 7/15/2023 (cost $497,500)........    $  500,000        525,000
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

                                               PRINCIPAL
                                                 AMOUNT
RIGHTS -- 2.17%+                               OR SHARES        VALUE
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 2.17%+
Comdisco Holding Company, Inc.# (cost
  $657,587)................................     2,500,000    $   837,500
                                                             -----------
SHORT-TERM INVESTMENTS -- 14.21%+
------------------------------------------------------------------------
DISCOUNT NOTES -- 13.98%+
Federal Home Loan Bank Discount Note,
  2.0000%, 1/3/2005........................    $5,408,000      5,407,745
                                                             -----------
VARIABLE RATE DEMAND NOTES** -- 0.23%+
American Family, 2.0043%...................         1,055          1,055
U.S. Bank, N.A., 2.1700%...................        88,229         88,229
Wisconsin Corporate Central Credit Union,
  2.0900%..................................           696            696
                                                             -----------
                                                                  89,980
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $5,497,725)........................                    5,497,725
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2004 -- (Continued)

INVESTMENTS PURCHASED WITH                     PRINCIPAL
CASH PROCEEDS FROM SECURITIES                    AMOUNT
LENDING -- 13.61%+                             OR SHARES        VALUE
------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.31%+
Merrill Lynch Premier Institutional Fund...       118,854    $   118,854
                                                             -----------
REPURCHASE AGREEMENTS -- 13.30%+
CS First Boston Repurchase Agreement,
  2.373%, 1/3/2005(3)......................    $1,607,577      1,607,577
  2.290%, 1/3/2005(3)......................     1,607,577      1,607,577
  2.290%, 1/3/2005(3)......................       964,546        964,546
  2.290%, 1/3/2005(3)......................       964,546        964,546
                                                             -----------
                                                               5,144,246
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $5,263,100)........................                    5,263,100
                                                             -----------
TOTAL INVESTMENTS -- 112.68%+
  (COST $35,375,662).......................                  $43,577,541
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
(2) -- This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $4,921,862 at December 31, 2004.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- December 31, 2004

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 100.99%+               AMOUNT       VALUE
----------------------------------------------------------------------
DISCOUNT NOTES -- 100.99%+
Federal Home Loan Bank Discount Note
  2.0000%, 01/03/2005........................  $1,193,000   $1,192,944
                                                            ----------
TOTAL INVESTMENTS -- 100.99%+
  (COST $1,192,944)..........................               $1,192,944
                                                            ==========

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- December 31, 2004

CALL OPTIONS WRITTEN                                CONTRACTS    VALUE
-----------------------------------------------------------------------
WebMD Corporation
  Expiring January 2005 at $10.00.................    1,090     $ 8,175
Internet HOLDRs Trust
  Expiring January 2007 at $70.00.................        5       7,250
                                                                -------
TOTAL CALL OPTIONS WRITTEN........................               15,425
                                                                -------
PUT OPTIONS WRITTEN
-----------------------------------------------------------------------
eBay, Inc.
  Expiring January 2005 at $40.00.................       50         125
                                                                -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $316,753)....................              $15,550
                                                                =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Options Written -- December 31, 2004

CALL OPTIONS WRITTEN                              CONTRACTS    VALUE
---------------------------------------------------------------------
Nasdaq -- 100 Index Tracking Stock
  Expiring January 2007 at $39.63...............        20    $12,100
                                                              -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $11,540)...................              $12,100
                                                              =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- December 31, 2004

CALL OPTIONS WRITTEN                                 CONTRACTS   VALUE
-----------------------------------------------------------------------
Chiron Corporation
  Expiring January 2005 at $50.00..................      50      $  125
MGI Pharma, Inc.
  Expiring January 2005 at $30.00..................     100       3,500
                                                                 ------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $83,697)......................              $3,625
                                                                 ======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2004

                                                                         THE INTERNET
                                                         THE INTERNET   EMERGING GROWTH
                                                          PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3).........................  $220,547,388     $4,846,100
  Cash.................................................       469,124          3,059
  Receivable for options written.......................            --         11,540
  Receivable for contributed capital...................         9,691         19,707
  Dividends and interest receivable....................       199,076          3,395
  Other assets.........................................        22,038             11
                                                         ------------     ----------
      Total assets.....................................   221,247,317      4,883,812
                                                         ------------     ----------
LIABILITIES:
  Written options, at value(2).........................        15,550         12,100
  Payable to Adviser...................................       214,332          4,829
  Payable to Trustees and Officers.....................        16,586            450
  Payable for securities purchased.....................            --         11,564
  Payables for collateral received for securities
    loaned.............................................    17,580,802        253,301
  Payable for withdrawn capital........................       565,432          1,313
  Accrued expenses and other liabilities...............       145,111          6,607
                                                         ------------     ----------
      Total liabilities................................    18,537,813        290,164
                                                         ------------     ----------
    Net assets.........................................  $202,709,504     $4,593,648
                                                         ============     ==========
(1) Cost of investments................................  $210,798,069     $4,106,296
                                                         ============     ==========
(2) Premiums received..................................  $    316,753     $   11,540
                                                         ============     ==========
(3) Includes loaned securities with a market value
  of...................................................  $ 17,266,463     $  264,281
                                                         ============     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2004

                                                                 THE
                                                               PARADIGM     THE MEDICAL
                                                              PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3).............................  $133,913,226   $21,079,269
  Cash.....................................................        65,286        17,778
  Receivable for contributed capital.......................     1,573,622         4,184
  Dividends and interest receivable........................       146,211        13,976
  Other assets.............................................         6,782           416
                                                             ------------   -----------
      Total assets.........................................   135,705,127    21,115,623
                                                             ------------   -----------
LIABILITIES:
  Written options, at value(2).............................            --         3,625
  Payable to Adviser.......................................       124,369        21,772
  Payable to Trustees and Officers.........................         8,194         2,411
  Payables for collateral received for securities loaned...     8,928,498       713,636
  Payable for investments purchased........................       975,978            --
  Payable for withdrawn capital............................       200,750        23,820
  Accrued expenses and other liabilities...................        59,907        18,241
                                                             ------------   -----------
      Total liabilities....................................    10,297,696       783,505
                                                             ------------   -----------
    Net assets.............................................  $125,407,431   $20,332,118
                                                             ============   ===========
(1) Cost of investments....................................  $107,376,550   $20,827,260
                                                             ============   ===========
(2) Premiums received......................................  $         --   $    83,697
                                                             ============   ===========
(3) Includes loaned securities with a market value of......  $  8,328,400   $   623,496
                                                             ============   ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2004

                                                                              THE KINETICS
                                                                               GOVERNMENT
                                                              THE SMALL CAP      MONEY
                                                              OPPORTUNITIES      MARKET
                                                                PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) ( 2).............................   $43,577,541     $1,192,944
  Cash......................................................        77,298            896
  Receivable for contributed capital........................       546,436         16,760
  Receivable for investments sold...........................       182,866             --
  Dividends and interest receivable.........................        18,360             --
  Other assets..............................................        41,654            290
                                                               -----------     ----------
      Total assets..........................................    44,444,155      1,210,890
                                                               -----------     ----------
LIABILITIES:
  Payable to Adviser........................................        37,699            498
  Payable to Trustees and Officers..........................         2,489            148
  Payables for collateral received for securities loaned....     5,263,100             --
  Payable for investments purchased.........................       390,246             --
  Payable for withdrawn capital.............................        57,165         24,828
  Accrued expenses and other liabilities....................        18,761          4,206
                                                               -----------     ----------
      Total liabilities.....................................     5,769,460         29,680
                                                               -----------     ----------
    Net assets..............................................   $38,674,695     $1,181,210
                                                               ===========     ==========
(1) Cost of investments.....................................   $35,375,662     $1,192,944
                                                               ===========     ==========
(2) Includes loaned securities with a market value of.......   $ 4,921,862             --
                                                               ===========     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2004

                                                                          THE INTERNET
                                                          THE INTERNET   EMERGING GROWTH
                                                           PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+............................................  $  2,796,097      $123,988
  Interest..............................................     2,836,575        71,742
  Income from securities lending........................       134,600         1,085
                                                          ------------      --------
        Total investment income.........................     5,767,272       196,815
                                                          ------------      --------
EXPENSES:
  Investment advisory fees..............................     2,583,594        54,196
  Administration fees...................................       256,190         5,352
  Professional fees.....................................       108,598         4,813
  Fund accounting fees..................................        53,141         3,431
  Trustees and Officers' fees and expenses..............        36,869           981
  Custodian fees and expenses...........................        20,139         8,008
  Other expenses........................................        21,133           332
                                                          ------------      --------
        Total expenses..................................     3,079,664        77,113
        Expense reduction*..............................      (117,143)       (2,295)
                                                          ------------      --------
        Net expenses....................................     2,962,521        74,818
                                                          ------------      --------
Net investment income...................................     2,804,751       121,997
                                                          ------------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments and foreign currency....................    33,292,726       128,613
    Written option contracts expired or closed..........        19,360            --
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency....................   (16,649,137)      104,342
    Written option contracts............................       133,866          (560)
                                                          ------------      --------
Net gain on investments.................................    16,796,815       232,395
                                                          ------------      --------
Net increase in net assets resulting from operations....  $ 19,601,566      $354,392
                                                          ============      ========
+ Net of Foreign Taxes Withheld of:.....................  $     16,494      $    359
                                                          ============      ========

------------------
*  See "Expense Reduction" in the Notes to the Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2004

                                                                  THE
                                                               PARADIGM     THE MEDICAL
                                                               PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+................................................  $   851,681   $  233,577
  Interest..................................................      206,143       41,961
  Income from securities lending............................        3,589        2,402
                                                              -----------   ----------
        Total investment income.............................    1,061,413      277,940
                                                              -----------   ----------
EXPENSES:
  Investment advisory fees..................................      995,982      282,481
  Administration fees.......................................       88,980       29,244
  Professional fees.........................................       42,078       14,151
  Fund accounting fees......................................       25,422        9,586
  Trustees' and Officers' fees and expenses.................       19,740        4,760
  Custodian fees and expenses...............................       32,543        9,819
  Other expenses............................................        2,309        2,184
                                                              -----------   ----------
        Total expenses......................................    1,207,054      352,225
        Expense reduction*..................................      (75,638)      (1,949)
                                                              -----------   ----------
        Net expenses........................................    1,131,416      350,276
                                                              -----------   ----------
  Net investment loss.......................................      (70,003)     (72,336)
                                                              -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments and foreign currency........................    3,962,656      438,204
    Written option contracts expired or closed..............       74,536      108,997
  Net change in unrealized appreciation (depreciation) of:
    Investments and foreign currency........................   14,059,355    1,116,227
    Written option contracts................................      (69,176)       1,727
                                                              -----------   ----------
Net gain on investments.....................................   18,027,371    1,665,155
                                                              -----------   ----------
Net increase in net assets resulting from operations........  $17,957,368   $1,592,819
                                                              ===========   ==========
+ Net of Foreign Taxes Withheld of:.........................  $    48,370   $   14,422
                                                              ===========   ==========

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2004

                                                                           THE KINETICS
                                                         THE SMALL CAP      GOVERNMENT
                                                         OPPORTUNITIES        MONEY
                                                           PORTFOLIO     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................   $  602,778         $    --
  Interest.............................................       93,165          20,268
  Income from securities lending.......................        7,351              --
                                                          ----------         -------
        Total investment income........................      703,294          20,268
                                                          ----------         -------
EXPENSES:
  Investment advisory fees.............................      287,854          10,117
  Administration fees..................................       26,465             759
  Professional fees....................................       13,245           1,297
  Fund accounting fees.................................        8,900             464
  Trustees and Officers' fees and expenses.............        5,048             548
  Custodian fees and expenses..........................       12,840           2,344
  Other expenses.......................................        1,426           1,157
                                                          ----------         -------
        Total expenses.................................      355,778          16,686
        Expense reduction*.............................      (79,000)             --
                                                          ----------         -------
        Net expenses...................................      276,778          16,686
                                                          ----------         -------
Net investment income..................................      426,516           3,582
                                                          ----------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency...................    2,052,464              --
    Written option contracts expired or closed.........      (59,251)             --
  Net change in unrealized appreciation of:
    Investments and foreign currency...................    2,361,466              --
    Written option contracts...........................        7,451              --
                                                          ----------         -------
Net gain on investments................................    4,362,130              --
                                                          ----------         -------
Net increase in net assets resulting from operations...   $4,788,646         $ 3,582
                                                          ==========         =======
+ Net of Foreign Taxes Withheld of:....................   $    2,480         $    --
                                                          ==========         =======

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                       THE INTERNET
                                   THE INTERNET PORTFOLIO        EMERGING GROWTH PORTFOLIO
                               ------------------------------   ---------------------------
                                 FOR THE          FOR THE         FOR THE        FOR THE
                                YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                               DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                   2004            2003             2004           2003
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income......  $  2,804,751   $     2,497,295   $   121,997     $   77,667
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written options..........    33,312,086        21,223,940       128,613       (885,675)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options..................   (16,515,271)       70,176,909       103,782      1,962,563
                               ------------   ---------------   -----------     ----------
      Net increase in net
        assets resulting from
        operations...........    19,601,566        93,898,144       354,392      1,154,555
                               ------------   ---------------   -----------     ----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions..............    26,839,732     2,405,859,200     1,049,978      3,705,810
  Withdrawals................   (75,601,294)   (2,458,346,799)   (1,462,409)    (3,554,101)
                               ------------   ---------------   -----------     ----------
      Net increase (decrease)
        in net assets
        resulting from
        beneficial interest
        transactions.........   (48,761,562)      (52,487,599)     (412,431)       151,709
                               ------------   ---------------   -----------     ----------
  Total increase (decrease)
    in net assets............   (29,159,996)       41,410,545       (58,039)     1,306,264
NET ASSETS:
  Beginning of year..........   231,869,500       190,458,955     4,651,687      3,345,423
                               ------------   ---------------   -----------     ----------
  End of year................  $202,709,504   $   231,869,500   $ 4,593,648     $4,651,687
                               ============   ===============   ===========     ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                    THE PARADIGM PORTFOLIO         THE MEDICAL PORTFOLIO
                                  ---------------------------   ----------------------------
                                    FOR THE        FOR THE        FOR THE         FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2004           2003           2004           2003
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)......................  $    (70,003)  $    389,497   $    (72,336)  $    (144,860)
  Net realized gain (loss) on
    sale of investments, foreign
    currency and written
    options.....................     4,037,192        453,812        547,201        (147,770)
  Net change in unrealized
    appreciation of investments,
    foreign currency and written
    options.....................    13,990,179     12,200,098      1,117,954       5,627,386
                                  ------------   ------------   ------------   -------------
      Net increase in net assets
        resulting from
        operations..............    17,957,368     13,043,407      1,592,819       5,334,756
                                  ------------   ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions.................    58,008,906     92,415,880      2,545,683     132,047,719
  Withdrawals...................   (23,413,796)   (43,123,610)    (8,320,935)   (136,308,781)
                                  ------------   ------------   ------------   -------------
      Net increase (decrease) in
        net assets resulting
        from beneficial interest
        transactions............    34,595,110     49,292,270     (5,775,252)     (4,261,062)
                                  ------------   ------------   ------------   -------------
  Total increase (decrease) in
    net assets..................    52,552,478     62,335,677     (4,182,433)      1,073,694
NET ASSETS:
  Beginning of year.............    72,854,953     10,519,276     24,514,551      23,440,857
                                  ------------   ------------   ------------   -------------
  End of year...................  $125,407,431   $ 72,854,953   $ 20,332,118   $  24,514,551
                                  ============   ============   ============   =============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                   THE SMALL CAP               THE KINETICS GOVERNMENT
                              OPPORTUNITIES PORTFOLIO           MONEY MARKET PORTFOLIO
                            ----------------------------   --------------------------------
                              FOR THE         FOR THE          FOR THE          FOR THE
                             YEAR ENDED     YEAR ENDED       YEAR ENDED        YEAR ENDED
                            DECEMBER 31,   DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                2004           2003             2004              2003
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income....  $   426,516    $     546,319   $         3,582   $       74,241
 Net realized gain on sale
   of investments, foreign
   currency and written
   options................    1,993,213        1,511,374                --               --
 Net change in unrealized
   appreciation of
   investments, foreign
   currency and written
   options................    2,368,917        5,906,903                --               --
                            ------------   -------------   ---------------   --------------
     Net increase in net
       assets resulting
       from operations....    4,788,646        7,964,596             3,582           74,241
                            ------------   -------------   ---------------   --------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 BENEFICIAL INTEREST
 TRANSACTIONS:
 Contributions............   27,678,584      207,817,396        22,191,434    2,678,064,621
 Withdrawals..............  (19,582,069)    (193,488,428)      (23,938,932)  (2,803,974,514)
                            ------------   -------------   ---------------   --------------
     Net increase
       (decrease) in net
       assets resulting
       from beneficial
       interest
       transactions.......    8,096,515       14,328,968        (1,747,498)    (125,909,893)
                            ------------   -------------   ---------------   --------------
 Total increase (decrease)
   in net assets..........   12,885,161       22,293,564        (1,743,916)    (125,835,652)
NET ASSETS:
 Beginning of year........   25,789,534        3,495,970         2,925,126      128,760,778
                            ------------   -------------   ---------------   --------------
 End of year..............  $38,674,695    $  25,789,534   $     1,181,210   $    2,925,126
                            ============   =============   ===============   ==============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 December 31, 2004

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, "fair value" will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2004, The Internet Portfolio held one such security which represented 0.99% of the Portfolio's net assets. The Internet Emerging Growth Portfolio held a security that was fair valued and it represented 0.00% of the Portfolio's net assets.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2004, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE REDUCTION
The Adviser has directed a certain amount of the Master Portfolios' trades to brokers believed to provide the best execution and, as a result, it has generated directed brokerage credits to reduce certain service provider fees.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

For the year ended December 31, 2004, the total expenses of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio and The Small Cap Opportunities Portfolio were reduced by $117,143, $2,295, $75,638, $1,949 and $79,000, respectively, by using directed brokerage credits. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statement of Operations.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

3.   INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. For the year ended December 31, 2004, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio incurred expenses of $2,583,594, $54,196, $995,982, $282,481, $287,854 and
$10,117, respectively, pursuant to the Investment Advisory Agreement.

KBD Securities, LLC, an affiliate of the Adviser, received $431,162 in brokerage fee commissions with respect to the Portfolios' portfolio transactions, which constituted 52% of the Portfolios' brokerage commissions during the period.

PORTFOLIO                                                     COMMISSIONS
---------                                                     -----------
The Internet Portfolio......................................   $324,320
The Internet Emerging Growth Portfolio......................   $  3,850
The Paradigm Portfolio......................................   $ 52,578
The Medical Portfolio.......................................   $  7,372
The Small Cap Opportunities Portfolio.......................   $ 43,042

The Trust paid the Chief Compliance Officer $4,000 for the year ended December 31, 2004.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2004 were as follows:

                                     PURCHASES                     SALES
                              ------------------------   -------------------------
                                 U.S.                       U.S.
                              GOVERNMENT      OTHER      GOVERNMENT      OTHER
                              ----------   -----------   ----------   ------------
The Internet Portfolio......     $--       $68,493,021      $--       $143,853,969
The Internet Emerging Growth
  Portfolio.................      --           596,366       --            940,063
The Paradigm Portfolio......      --        71,488,443       --         37,151,911
The Medical Portfolio.......      --         2,664,026       --          4,891,861
The Small Cap Opportunities
  Portfolio.................      --        24,572,441       --         19,621,505

As of December 31, 2004, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                              NET
                                          APPRECIATION    APPRECIATED   DEPRECIATED
                                         (DEPRECIATION)   SECURITIES     SECURITIES
                                         --------------   -----------   ------------
The Internet Portfolio.................   $ 6,013,428     $49,399,491   $(43,386,063)
The Internet Emerging Growth
  Portfolio............................       690,052       1,296,205       (606,153)
The Paradigm Portfolio.................    26,040,186      27,052,591     (1,012,405)
The Medical Portfolio..................       252,009       5,186,210     (4,934,201)
The Small Cap Opportunities
  Portfolio............................     8,135,413       8,314,863       (179,450)

At December 31, 2004, the cost of investments for federal income tax purposes was $214,533,960, $4,156,048, $107,873,040, $20,827,260 and $35,442,128 for The
Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, and The Small Cap Opportunities Portfolio, respectively.

For the year ended December 31, 2004, the Master Portfolios wrote the following options:

                                                           NUMBER        PREMIUM
                                                        OF CONTRACTS      AMOUNT
                                                        ------------    ----------
THE INTERNET PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Year................       1,500        $  336,187
Options Written.....................................           5             6,985
Options Closed......................................        (360)          (26,419)
                                                           -----        ----------
Outstanding at the End of Year......................       1,145        $  316,753
                                                           =====        ==========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

                                                           NUMBER        PREMIUM
                                                        OF CONTRACTS      AMOUNT
                                                        ------------    ----------
THE INTERNET EMERGING GROWTH PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Year................          --        $       --
Options Written.....................................          20            11,540
                                                           -----        ----------
Outstanding at the End of Year......................          20        $   11,540
                                                           =====        ==========
THE PARADIGM PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Year................         420        $   85,926
Options Expired.....................................         (50)          (29,944)
Options Closed......................................        (370)          (55,982)
                                                           -----        ----------
Outstanding at the End of Year......................          --        $       --
                                                           =====        ==========
THE MEDICAL PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Year................         200        $  140,345
Options Written.....................................         100            52,349
Options Expired.....................................        (150)         (108,997)
                                                           -----        ----------
Outstanding at the End of Year......................         150        $   83,697
                                                           =====        ==========
THE SMALL CAP OPPORTUNITIES PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Year................         150        $   19,299
Options Closed......................................        (150)          (19,299)
                                                           -----        ----------
Outstanding at the End of Year......................          --        $       --
                                                           =====        ==========

5.   PORTFOLIO SECURITIES LOANED

As of December 31, 2004, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2004, were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $17,266,463   $17,580,802
The Internet Emerging Growth Portfolio....      264,281       253,301
The Paradigm Portfolio....................    8,328,400     8,928,498
The Medical Portfolio.....................      623,496       713,636
The Small Cap Opportunities Portfolio.....    4,921,862     5,263,100

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

                                                                  THE INTERNET PORTFOLIO
                                         ------------------------------------------------------------------------
                                                                                                      APRIL 28,
                                           FOR THE        FOR THE        FOR THE        FOR THE        2000(+)
                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2004           2003           2002           2001           2000
                                         ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average net
 assets:
 Before expense reduction..............     1.50%          1.51%          1.51%          1.44%           1.43%*
 After expense reduction...............     1.44%          1.51%          1.51%          1.44%           1.43%*
Ratio of net investment income (loss)
 to average net assets:
 Before expense reduction..............     1.36%          0.99%          0.50%          0.32%          (0.69%)*
 After expense reduction...............     1.30%          0.99%          0.50%          0.32%          (0.69%)*
Portfolio turnover rate................       42%            69%            41%            44%             16%

------------------
*   Annualized.
(+) Commencement of operations.

                                                          THE INTERNET EMERGING GROWTH PORTFOLIO
                                         ------------------------------------------------------------------------
                                                                                                      APRIL 28,
                                           FOR THE        FOR THE        FOR THE        FOR THE        2000(+)
                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2004           2003           2002           2001           2000
                                         ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average net
 assets:
 Before expense reduction..............     1.78%           1.84%          1.83%          2.30%          1.93%*
 After expense reduction...............     1.73%           1.84%          1.83%          2.30%          1.84%*
Ratio of net investment income (loss)
 to average net assets:
 Before expense reduction..............     2.77%           1.94%         (1.07%)        (0.22%)        (0.35%)*
 After expense reduction...............     2.82%           1.94%         (1.07%)        (0.22%)        (0.26%)*
Portfolio turnover rate................       18%             20%            27%            24%            30%

------------------
*   Annualized.
(+) Commencement of operations.

                                                                  THE PARADIGM PORTFOLIO
                                         ------------------------------------------------------------------------
                                                                                                      APRIL 28,
                                           FOR THE        FOR THE        FOR THE        FOR THE        2000(+)
                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2004           2003           2002           2001           2000
                                         ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average net
 assets:
 Before expense reduction..............      1.52%          1.56%          1.64%          2.27%          2.85%*
 After expense reduction...............      1.42%          1.46%          1.64%          2.27%          2.60%*
Ratio of net investment income (loss)
 to average net assets:
 Before expense reduction..............     (0.18%)         1.28%         (0.27%)        (0.69%)        (0.66%)*
 After expense reduction...............     (0.08%)         1.38%         (0.27%)        (0.69%)        (0.41%)*
Portfolio turnover rate................        52%            20%            40%            41%            89%

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

                                                                    THE MEDICAL PORTFOLIO
                                        -----------------------------------------------------------------------------
                                          FOR THE        FOR THE        FOR THE        FOR THE      APRIL 28, 2000(+)
                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                            2004           2003           2002           2001             2000
                                        ------------   ------------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reduction.............      1.58%          1.53%          1.53%          1.51%             1.47%*
 After expense reduction..............      1.57%          1.53%          1.53%          1.51%             1.46%*
Ratio of net investment loss to
 average net assets:
 Before expense reduction.............     (0.33%)        (0.56%)        (0.47%)        (0.39%)           (0.55%)*
 After expense reduction..............     (0.32%)        (0.56%)        (0.47%)        (0.39%)           (0.54%)*
Portfolio turnover rate...............        13%            16%             9%             6%                1%

------------------
*   Annualized.
(+) Commencement of operations.

                                                            THE SMALL CAP OPPORTUNITIES PORTFOLIO
                                        -----------------------------------------------------------------------------
                                          FOR THE        FOR THE        FOR THE        FOR THE      APRIL 28, 2000(+)
                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                            2004           2003           2002           2001             2000
                                        ------------   ------------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reduction.............      1.55%          1.67%          1.66%          2.35%            13.27%*
 After expense reduction..............      1.21%          1.49%          1.66%          2.35%            10.93%*
Ratio of net investment income (loss)
 to average net assets:
 Before expense reduction.............      1.51%          2.88%         (0.29%)        (0.99%)          (11.12%)*
 After expense reduction..............      1.85%          3.06%         (0.29%)        (0.99%)           (8.78%)*
Portfolio turnover rate...............        96%           180%           200%           181%              198%

------------------
*   Annualized.
(+) Commencement of operations.

                                                                  THE KINETICS GOVERNMENT
                                                                  MONEY MARKET PORTFOLIO
                                       -----------------------------------------------------------------------------
                                         FOR THE        FOR THE        FOR THE        FOR THE      APRIL 28, 2000(+)
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                           2004           2003           2002           2001             2000
                                       ------------   ------------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:.............................     0.83%          0.79%          0.75%          0.79%             0.78%*
Ratio of net investment income to
 average net assets:.................     0.18%          0.15%          0.67%          2.70%             5.36%*
Portfolio turnover rate..............       N/A            N/A            N/A            N/A               N/A

------------------
*   Annualized.
(+) Commencement of operations.

7.   INFORMATION ABOUT PROXY VOTING (UNAUDITED)

Information regarding how the Kinetics Portfolios Trust vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 930-3828 or by accessing the Funds' website at

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2004

www.kineticsfunds.com and the SEC's website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling toll-free at (800) 930-3828 or by accessing the SEC's website at www.sec.gov.

8.   INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios' Form N-Q is available without charge, upon request, by calling toll-free at (800) 930-3828. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

 KINETICS PORTFOLIOS TRUST
 REPORT OF INDEPENDENT REGISTERED
 PUBLIC ACCOUNTING FIRM

     To the Shareholders of and Board of Trustees
     Kinetics Portfolios Trust
     Sleepy Hollow, New York

     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio and The Kinetics Government Money Market Portfolio, each a series of shares of Kinetics Portfolios Trust (the "Trust"), as of December 31, 2004, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for each of the four years in the period ended December 31, 2003 were audited by other auditors whose report dated February 20, 2004 expressed an unqualified opinion on the statement of changes in net assets and the financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Portfolios as of December 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

     TAIT, WELLER & BAKER
     Philadelphia, Pennsylvania
     February 11, 2005

 KINETICS MUTUAL FUNDS, INC.
 MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios' shareholders and are governed by the laws of the State of Delaware in this regard.

                                                                          NUMBER OF PORTFOLIOS
                                                         TERM OF OFFICE/      AND FUNDS IN
                                   POSITION(S) WITH THE     LENGTH OF       COMPLEX OVERSEEN
     NAME AND ADDRESS        AGE    COMPANY AND TRUST      TIME SERVED    BY TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------
Murray Stahl ..............  52    Director/Trustee      Indefinite/               12
470 Park Avenue South                                    5 years
New York, NY 10016
Steven T. Russell .........  41    Independent           Indefinite/               12
138 Fairview Avenue                Director/             5 years
Bayport, NY 11705                  Independent Trustee
Douglas Cohen, C.P.A. .....  44    Independent           Indefinite/               12
6 Saywood Lane                     Director/             5 years
Stonybrook, NY 11790               Independent Trustee
William J. Graham .........  43    Independent           Indefinite/               12
330 Motor Parkway                  Director/             5 years
Hauppauge, NY 11788                Independent Trustee
Peter B. Doyle ............  43    Director/Trustee      Indefinite/               12
470 Park Avenue South                                    3 years
New York, NY 10016
Leonid Polyakov ...........  46    Director/Trustee      Indefinite/               12
16 New Broadway                                          3 years
Sleepy Hollow, NY 10591
Joseph E. Breslin .........  51    Independent           Indefinite/               12
54 Woodland Drive                  Director/             5 years
Rye Brook, NY 10573                Independent Trustee
John J. Sullivan ..........  74    Independent           Indefinite/               12
31 Hemlock Drive                   Director/             5 years
Sleepy Hollow, NY 10591            Independent Trustee

 KINETICS MUTUAL FUNDS, INC.
 MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS -- (CONTINUED)

Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Fund and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds' officers and directors and is available, without charge, upon request by calling (800) 930-3828.


    PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE/DIRECTOR
--------------------------------------------------------------------------------------------------
    President, Horizon Asset Management, an           Chairman of Horizon Asset Management;
    investment adviser (1994 to Present).             Chairman FRMO Corporation

    Attorney and Counselor at Law, Partner Law firm   N/A
    of Russell and Fig (since September 2002);
    Steven Russell Law Firm (1994 to 2002);
    Professor of Business Law, Suffolk County
    Community College (1997 to Present).

    Wagner, Awerma & Strinberg, LLP Certified         N/A
    Public Accountant (1997 to present); Leon D.
    Alpern & Co. (1985 to 1997)

    Attorney, William J. Graham, PC (2002 to          N/A
    present); Bracken & Margolin, LLP (1997 to
    2002); Gabor & Gabor (1995 to 1997).

    President, Kinetics Asset Management and          N/A
    Kinetics Fund Distributors, Inc. (2002 to
    present); Director and Officer, Horizon Asset
    Management, Inc. (1994 to Present) Chief
    Investment Strategist, Kinetics Mutual Funds,
    Inc. (1998 to Present).

    CFO Kinetics Asset Management, Inc. (2000 -       N/A
    current) Formerly, Vice-President JP Morgan
    Asset Management (1997-2000).

    Consultant (2003 to present); Senior Vice         Director of Andrx Corporation
    President, Marketing & Sales, IBJ Whitehall       Director of AIP Alternative Strategies Funds
    Financial Group, a financial services company
    (1999 to 2003); formerly President, J.E.
    Breslin & Co., an investment management
    consulting firm (1994 to 1999).

    Retired; Senior Advisor, Long Term Credit Bank    Director of Board of Governors for The Sky
    of Japan, Ltd.; Executive Vice President, LTCB    Club
    Trust Company (1987-1999).

 KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 PRIVACY POLICY

We collect the following nonpublic personal information about you:

  - Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

  - Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

                                Kinetics Mutual
                                  Funds, Inc.
                                16 New Broadway
                            Sleepy Hollow, NY 10591

                             INVESTMENT ADVISER AND
                          SHAREHOLDER SERVICING AGENT
                        Kinetics Asset Management, Inc.
                                16 New Broadway
                            Sleepy Hollow, NY 10591

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                               1818 Market Street
                                   Suite 2400
                             Philadelphia, PA 19103

                                  DISTRIBUTOR
                        Kinetics Funds Distributor, Inc.
                                16 New Broadway
                            Sleepy Hollow, NY 10591

                                 ADMINISTRATOR
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202

                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees/directors has determined that there is at least one audit committee financial expert serving (as defined in Item 3 on Form N-CSR) on its audit committee. Mr. Doug Cohen and Mr. Joseph Breslin are the "audit committee financial experts" and are considered to be "independent" (as each term is defined in Item 3 of Form N-CSR).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $53,400 and $124,600 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003 and $42,000 and $42,000 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2004.

         (b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2004.

         (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are $28,350 and $30,000 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003 and $7,500 and $7,500 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2004. Professional services for tax compliance include review of the Funds' federal and state income tax returns.

         (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2004.

         (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

         (e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2004.

         (h)      Not applicable as the response to (g) of this item is none.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) The registrant's Code of Ethics for Chief Executive and Chief Senior Financial Officers is filed herewith.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
                       ---------------------------------------------------------

         By (Signature and Title)  /s/ Peter B. Doyle
                                   ---------------------------------------------
                                       Peter B. Doyle, President

         Date  March 11, 2005
               -----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ Peter B. Doyle
                                    --------------------------------------------
                                        Peter B. Doyle, President

         Date  March 11, 2005
               -----------------------------------------------------------------

         By (Signature and Title)*  /s/ Leonid Polyakov
                                    --------------------------------------------
                                        Leonid Polyakov, Treasurer

         Date  March 11, 2005
               -----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.